As filed with the Securities and Exchange Commission on January 2, 1996

                           Registration No. 2-79285
================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC  20549

                                  FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [x]



                       POST-EFFECTIVE AMENDMENT NO.  33

                                     and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [x]


                              AMENDMENT NO.  34

                             THE ARCH FUND, INC.
              (Exact Name of Registrant as Specified in Charter)

                              3435 Stelzer Road
                            Columbus, Ohio   43219

                   (Address of Principal Executive Offices)

                Registrant's Telephone Number:  (800) 551-3731

                         W. BRUCE MCCONNEL, III, Esq.
                            Drinker Biddle & Reath
                   1100 Philadelphia National Bank Building
                             1345 Chestnut Street
                    Philadelphia, Pennsylvania  19107-3496
                   (Name and Address of Agent for Service)

                                   Copy to:
                            Jon W. Bilstrom, Esq.
                      Mercantile Bank of St. Louis N.A.
                            One Mercantile Center
                          8th and Washington Streets
                             St. Louis, MO  63101

It is proposed that this filing will become effective (check appropriate box)
     [x] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of shares under the Securities Act of 1933. Registrant filed a Rule 24f-2 Notice for the fiscal year ended November 30, 1994 on January 30, 1995 and intends to file a Rule 24f-2 Notice for the fiscal year ended November 30, 1995 on or before January 29, 1996. Registrant continues its election to register an indefinite number of shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

   THE PURPOSE OF THIS FILING IS TO COMPLY WITH AN UNDERTAKING TO FILE A POST-EFFECTIVE AMENDMENT CONTAINING FINANCIAL INFORMATION WITH RESPECT TO REGISTRANT'S SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO. AS OF THE DATE OF THE FINANCIAL INFORMATION CONTAINED IN THIS FILING, THE SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO HAD NOT COMMENCED ITS PUBLIC OFFERING OF INVESTOR A SHARES. AS SUCH, THE PROSPECTUS FOR INVESTOR A SHARES OF THE SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO AND THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR REGISTRANT'S MONEY MARKET PORTFOLIO, TREASURY MONEY MARKET PORTFOLIO, TAX-EXEMPT MONEY MARKET PORTFOLIO, GROWTH & INCOME EQUITY PORTFOLIO, GOVERNMENT & CORPORATE BOND PORTFOLIO, EMERGING GROWTH PORTFOLIO, U.S. GOVERNMENT SECURITIES PORTFOLIO, BALANCED PORTFOLIO, INTERNATIONAL EQUITY PORTFOLIO, MISSOURI TAX-EXEMPT BOND PORTFOLIO AND KANSAS TAX-EXEMPT BOND PORTFOLIO ARE NOT INCLUDED IN THIS FILING.

                            CROSS REFERENCE SHEET
                                (Trust Shares)

               The ARCH Short-Intermediate Municipal Portfolio

Form N-1A Part A Item                              Prospectus Caption

1.  Cover Page ................................... Cover Page

2.  Synopsis ..................................... Expense Summary
                                                   for Trust Shares
3.  Condensed Financial
     Information ................................  Certain Financial
                                                   Information; Financial
                                                   Highlights; Yields and Total
                                                   Returns

4.  General Description
     of Registrant ..............................  Highlights; Investment
                                                   Objective and Policies;
                                                   Other Information Concerning
                                                   the Fund and Its Shares

5.  Management of the Fund ....................... Management of the Fund

5a. Management's Discussion of
     Fund Performance ............................ Inapplicable

6.  Capital Stock and
     Other Securities ............................ How to Purchase and
                                                   Redeem Shares; Dividends
                                                   and Distributions;
                                                   Taxes; Other Information
                                                   Concerning the Fund
                                                   and Its Shares

7.  Purchase of Securities
     Being Offered ............................... How to Purchase and
                                                   Redeem Shares

8.  Redemption or Repurchase ..................... How to Purchase and
                                                   Redeem Shares

9.  Pending Legal Proceedings .................... Inapplicable

                            THE ARCH FUND(R), INC.
                                 (the "Fund")



                    SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO
                                (Trust Shares)
                               (the "Portfolio")


                     Supplement dated January 2, 1996 to
                      the Prospectus dated June 28, 1995

     The following Financial Highlights appear before the section entitled "Investment Objective and Policies" on page 5 of the Prospectus:

     The "Financial Highlights" in the following table supplement the Portfolio's financial statements, which are included in the Portfolio's Statement of Additional Information, and set forth certain historic investment results for Trust Shares of the Portfolio. The information has not been audited by the Fund's independent auditors. Information about the performance of the Portfolio will be contained in the Fund's future annual report to shareholders, which may be obtained without charge when it becomes available by calling the Fund at 1-800-551-3731 or writing the Fund at 3435 Stelzer Road, Columbus, Ohio 43219.

FINANCIAL HIGHLIGHTS  Period ended October 31, 1995 (Unaudited)
--------------------------------------------------------------------------------


                                                 Short-Intermediate
                                                     Municipal
                                                   Portfolio/(1)/
                                                   (Trust Shares)
--------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                   $10.00
                                                       ------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                  0.11
  Net realized and unrealized gain
    on investments                                       0.02
                                                       ------
  Total income from investment operations                0.13
                                                       ------
LESS DISTRIBUTIONS:
  Dividends from net investment income                  (0.11)
                                                       ------


NET ASSET VALUE, END OF PERIOD                         $10.02
                                                       ======

TOTAL RETURN/(2)/                                        1.31%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (000)                     $22,289
  Ratio of expenses to average
    net assets (including of waivers)/(3)/               0.50%
  Ratio of expenses to average
    net assets (before waivers)/(3)(4)/                  1.45%
  Ratio of net investment income to
    average net assets (Including waivers)/(3)/          3.72%
  Ratio of net investment income to
    average net assets (before waivers)/(3)(4)/          2.77%

PORTFOLIO TURNOVER RATE                                  0.00%



(1)  Commenced investment operations on July 11, 1995.
(2)  Not Annualized.
(3)  Annualized.
(4) During the period, fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                            THE ARCH FUND, INC.(R)
                    SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO
                                 TRUST SHARES

  The ARCH Fund, Inc. is an open-end management investment company authorized to issue Shares in nine investment portfolios. This Prospectus describes the Trust Shares of THE ARCH SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO. Trust Shares are offered to financial institutions acting on their own behalf or on behalf of certain qualified accounts.

  THE ARCH SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO'S investment objective is to seek as high a level of current income, exempt from regular federal income tax, as is consistent with preservation of capital.

  FEATURES OF THE PORTFOLIO INCLUDE:

  . OBJECTIVE OF INCOME EXEMPT FROM REGULAR FEDERAL INCOME TAX

  . POTENTIAL YIELD THAT IS HIGHER THAN A MUNICIPAL MONEY MARKET FUND BUT A
     LOWER POTENTIAL YIELD WITH LESS PRICE VOLATILITY THAN A LONG-TERM MUNICIPAL BOND FUND

  Mississippi Valley Advisors Inc. ("MVA" or the "Adviser"), a wholly-owned subsidiary of Mercantile Bank of St. Louis National Association ("Mercantile"), acts as investment adviser for the Portfolio; Mercantile serves as custodian; BISYS Fund Services Ohio, Inc. (the "Administrator") serves as administrator; and The Winsbury Company (the "Distributor") serves as sponsor and distributor.

  This Prospectus sets forth concisely certain information about the Portfolio that prospective investors should know before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Portfolio, contained in a Statement of Additional Information dated June 28, 1995, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this Prospectus. An investor may obtain the Statement of Additional Information without charge by writing the Fund at its address or by calling 1-(800) 551-3731.

  Portfolio Shares are not bank deposits, are not federally insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency, and are not the obligations of or guaranteed or otherwise supported by any bank. An investment in the Portfolio involves investment risk, including possible loss of principal.

                               ----------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 JUNE 28, 1995

                                  HIGHLIGHTS

  The ARCH Fund, Inc. (the "Fund") is an open-end management investment company (commonly known as a mutual fund) registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers investment opportunities in nine investment portfolios. This Prospectus relates to one of those portfolios: THE ARCH SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO (the "Portfolio"). In addition, the Fund offers investment opportunities in the ARCH Money Market, Treasury Money Market, Growth & Income Equity, Emerging Growth, Government & Corporate Bond, U.S. Government Securities, Balanced and International Equity Portfolios, which are described in separate Prospectuses. MVA serves as Adviser, Mercantile as Custodian, BISYS Fund Services Ohio, Inc. as Administrator, and The Winsbury Company as sponsor and Distributor. (For information on expenses, fee waivers and services, see "Certain Financial Information," and "Management of the Fund.")

  The following information generally describes the Portfolio and its investment objective.

  The Short-Intermediate Municipal Portfolio is designed for investors who seek a high level of income, exempt from regular federal income tax, while preserving capital. There can be no assurance that the Portfolio will be able to achieve its investment objective.

  Investors should note that the Portfolio may, subject to its investment policies and limitations, purchase variable and floating rate instruments, enter into repurchase agreements, make securities loans and make limited investments in illiquid securities and securities issued by other investment companies. These investment practices involve investment risks of varying degrees. Although it will not normally do so, the Portfolio may engage in short-term trading, which may also involve greater risk. The Portfolio may, under certain conditions, make limited investments in securities the income from which may be subject to federal income tax.

  The Fund offers investors the opportunity to invest in a variety of professionally managed investments without having to become involved with detailed management, accounting and safekeeping procedures normally related to direct investments in securities. The Fund also offers the economic advantages of block trading in securities and the availability of a family of twelve mutual funds should your investment goals change.

  This Prospectus describes the Trust Shares of the Portfolio. For information on purchasing, exchanging or redeeming Trust Shares of the Portfolio, please see "How to Purchase and Redeem Shares" below.

                         CERTAIN FINANCIAL INFORMATION

  Shares of the Portfolio have been classified into two classes of Shares-- Trust Shares and Investor A Shares. Shares of each class in the Portfolio represent equal, pro rata interests in the investments held by the Portfolio and are identical in all respects, except that Shares of each class bear separate distribution and/or shareholder administrative servicing fees and enjoy certain exclusive voting rights on matters relating to these fees. (See "Other Information Concerning the Fund and Its Shares" and "Management of the Fund--Administrative Services Plan" below.) As a result of payments for distribution and/or shareholder administrative servicing fees that may be made in differing amounts, the net investment income of Trust Shares and Investor A Shares in the Portfolio can be expected, at any given time, to be different.

                        EXPENSE SUMMARY FOR TRUST SHARES
                     SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO

SHAREHOLDER TRANSACTION EXPENSES
 Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)..................................... 0.00%
ANNUAL PORTFOLIO OPERATING EXPENSES
 (as a percentage of average net assets)
 Investment Advisory Fees (net of waivers)/1/............................. 0.00%
 12b-1 Fees............................................................... 0.00%
 Other Expenses, (including administration fees,
  administrative services fees and other expenses)
  (net of fee waivers and expense reimbursements)/2/......................  .33%
                                                                           ----
TOTAL PORTFOLIO OPERATING EXPENSES
(net of fee waivers and expense reimbursements)/3/........................  .33%
                                                                           ====

--------
/1/Without fee waivers, advisory fees for the Portfolio would be .55%. /2/Without fee waivers, administration fees for the Portfolio would be .20%. Administrative services fees are payable at an annual rate not to exceed .30%. /3/Without fee waivers and expense reimbursements, Other Expenses would be .73% and Total Portfolio Operating Expenses would be 1.28%.

                                                                1 YEAR 3 YEARS
EXAMPLE                                                         ------ -------
You would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each period:
 Short-Intermediate Municipal Portfolio Trust Shares...........   $3     $11

  THE FOREGOING SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. THE PORTFOLIO IS NEW AND ACTUAL OPERATING EXPENSES AND INVESTMENT RETURN MAY BE MORE OR LESS THAN THOSE SHOWN. INFORMATION ABOUT THE ACTUAL PERFORMANCE OF THE PORTFOLIO WILL BE CONTAINED IN THE FUND'S FUTURE ANNUAL REPORTS TO SHAREHOLDERS, WHICH MAY BE OBTAINED WITHOUT CHARGE WHEN THEY BECOME AVAILABLE. The Table and Examples do not reflect any charges that may be imposed by financial institutions on their customers.

  The purpose of the foregoing table is to assist in understanding the various costs and expenses that an investor in the Portfolio's Trust Shares will bear directly or indirectly. The table has not been audited by the Fund's independent auditors. (For more complete descriptions of the various costs and expenses, see "Management of the Fund" in this Prospectus and the Statement of Additional Information.) The Expense Summary reflects the expenses which the Portfolio expects to incur during the next twelve months on its Trust Shares.

                       INVESTMENT OBJECTIVE AND POLICIES

  The investment objective of the Portfolio is to seek as high a level of current income, exempt from regular federal income tax, as is consistent with preservation of capital. Although management will use its best efforts to achieve the investment objective of the Portfolio, there can be no assurance that it will be able to do so. The investment objective of the Portfolio may not be changed without the affirmative vote of a majority of the outstanding Shares of the Portfolio.

POLICIES

  The Portfolio seeks to achieve its objective by investing substantially all of its assets in investment-grade debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their respective political subdivisions, agencies, instrumentalities and authorities the interest on which, in the opinion of bond counsel or counsel to the issuer, is exempt from regular federal income tax (collectively, "Municipal Obligations"). As a matter of fundamental policy, under normal market conditions at least 80% of the Portfolio's total assets will be invested in Municipal Obligations, primarily bonds (at least 65% under normal market conditions).

  The Portfolio invests in Municipal Obligations that are rated at the time of purchase within the four highest rating categories assigned by an unaffiliated nationally recognized statistical rating organization ("Rating Agency"). The Portfolio may also invest in short-term Municipal Obligations such as municipal notes, tax-exempt commercial paper, and variable and floating rate demand obligations that are rated at the time of purchase within the two highest rating categories assigned by a Rating Agency. Municipal Obligations rated in the lowest of the four highest rating categories for bonds are considered to have speculative characteristics, even though they are of investment grade quality. Such bonds will be purchased only if the Adviser believes they have an adequate capacity to pay interest and repay principal. Unrated obligations will be purchased only if they are considered by the Adviser to be at least comparable in quality at the time of purchase to instruments within the rating categories listed above. Municipal Obligations purchased by the Portfolio whose ratings are subsequently downgraded below the four highest rating categories of a Rating Agency will be disposed of in an orderly manner, normally within 30-60 days. The applicable ratings issued by the Rating Agencies are described in the Appendix to the Statement of Additional Information.

  In addition, the Portfolio may from time to time during temporary defensive periods, invest in taxable obligations in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions warrant. Such instruments may include obligations of the U.S. Government, its agencies or instrumentalities; debt securities (including commercial paper) of issuers having, at the time of purchase, a quality rating within the two highest rating categories assigned by a Rating Agency; or repurchase agreements with respect to such obligations.

  During temporary defensive periods or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable, the Portfolio may also hold uninvested cash reserves which do not earn income pending investment. There is no percentage limitation on the amount of assets that may be held uninvested during these temporary defensive periods.

  The Portfolio's average dollar-weighted maturity will be between two and five years and will vary in light of current market and economic conditions, the comparative yields on instruments with different maturities, and other factors.

  TYPES OF MUNICIPAL OBLIGATIONS. The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of a moral obligation bond is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

  Municipal Obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. Private activity bonds issued by or on behalf of public authorities to finance various privately operated facilities are considered Municipal Obligations. Interest on private activity bonds, although free of regular federal income tax, may be an item of tax preference for purposes of the federal alternative minimum tax.

  The Portfolio may acquire zero coupon obligations, which may have greater price volatility than coupon obligations and which will not result in payment of interest until maturity. Also included within the general category of Municipal Obligations are participation certificates in leases, installment purchase contracts, or conditional sales contracts ("lease obligations") entered into by state or political subdivisions to finance the acquisition or construction of equipment, land, or facilities. Although lease obligations do not constitute general obligations of the issuer for which the lessee's unlimited taxing power is pledged, certain lease obligations are backed by the lessee's covenant to appropriate money to make the lease obligation payments. However, under certain lease obligations, the lessee has no obligation to make these payments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing and may not be as marketable as more conventional securities. To the extent these securities are illiquid, they are subject to the Portfolio's applicable limitation on illiquid securities described below. The Portfolio does not intend to invest in such lease obligations during the current year. (See "Investment Objective and Policies" in the Statement of Additional Information for a description of other investment policies.)

  Municipal Obligations purchased by the Portfolio may be backed by letters of credit or guarantees issued by domestic or foreign banks and other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or a guarantee with respect to a Municipal Obligation held by the Portfolio could have an adverse effect on the Portfolio's investment portfolio and the value of its shares. Foreign letters of credit and guarantees involve certain risks in addition to those of domestic obligations, including less stringent reserve requirements and different accounting, auditing and recordkeeping requirements.

  See "Investment Objective and Policies" in the Statement of Additional Information for a description of other investment policies.

  VARIABLE AND FLOATING RATE INSTRUMENTS. Municipal Obligations purchased by the Portfolio may include rated or unrated variable and floating rate instruments, including variable rate master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Unrated instruments purchased by the Portfolio will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be purchased. The absence of an active secondary market for a particular variable or floating rate instrument, however, could make it difficult for the Portfolio to dispose of an instrument if the issuer were to default on its payment obligation. The Portfolio could, for these or other reasons, suffer a loss with respect to such instruments.

  SECURITIES LENDING. To increase return or offset expenses, the Portfolio may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, or its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank that has at least $1.5 billion in total assets, or any combination thereof. The collateral must be valued daily, and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Portfolio. By lending its securities, the Portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government securities are used as collateral. In accordance with current Securities and Exchange Commission ("SEC") policies, the Portfolio is limiting its securities lending to 33 1/3% of its aggregate net assets. Loans are subject to termination by the Portfolio or the borrower at any time.

  SECURITIES OF OTHER INVESTMENT COMPANIES. Under certain circumstances described above and subject to its investment policies, the Portfolio may invest in securities issued by other investment companies which invest in securities in which the Portfolio is permitted to invest and which determine their net asset value per share based on the amortized cost or penny- rounding method. The Portfolio may invest in securities of other investment companies within the limits prescribed by the 1940 Act, which include, subject to certain exceptions, a prohibition on a Portfolio investing more than 10% of the value of its total assets in such securities. Investment companies in which the Portfolio may invest may impose a sales or distribution charge in connection with the purchase or redemption of their Shares as well as other types of commissions or charges. Such charges will be payable by the Portfolio and, therefore, will be borne indirectly by its shareholders. To the extent that the Portfolio may invest in securities of other investment companies, the Fund and the Adviser will ensure that there will be no duplication of advisory fees. If necessary to accomplish this, the Adviser will rebate its advisory fee to the Fund. (See the Statement of Additional Information under "Investment Objective and Policies--Securities of Other Investment Companies.")

  WHEN-ISSUED PURCHASES, FORWARD COMMITMENTS AND DELAYED SETTLEMENTS. The Portfolio may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. Additionally, the Portfolio may purchase or sell securities on a "delayed settlement" basis. When-issued and forwarded commitment transactions involve a commitment by the Portfolio to purchase or sell securities at a stated price and yield with settlement beyond the normal settlement date. Such transactions permit the Portfolio to lock-in a price or yield on a security, regardless of future changes in interest rates. Delayed settlement refers to a transaction in the secondary market that will settle some time in the future. These transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the value of the security to be sold increases prior to the settlement date. The Portfolio expects that these transactions will not exceed 25% of the value of its total assets (at the time of purchase) under normal market conditions. The Portfolio does not intend to engage in such transactions for speculative purposes but only for the purpose of acquiring portfolio securities.

  STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held by it. Under a stand-by commitment, a dealer agrees to purchase, at the Portfolio's option, specified Municipal Obligations at a specified price. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Portfolio may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield otherwise available for the same securities). Stand-by commitments acquired by the Portfolio will be valued at zero in determining the Portfolio's net asset value.

  TAX-EXEMPT DERIVATIVES. The Portfolio may hold tax-exempt derivatives which may be in the form of tender option bonds, participations, beneficial interests in a trust, partnership interests or other forms. The Adviser expects that less than 5% of the Portfolio's assets will be invested in such securities during the current year. (See the Statement of Additional Information under "Investment Objective and Policies--Tax-Exempt
Derivatives.")

  ILLIQUID SECURITIES. The Portfolio will not knowingly invest more than 15% of the value of its net assets in illiquid securities. Repurchase agreements that do not provide for settlement within seven days, time deposits maturing in more than seven days, and securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but that may be purchased by institutional buyers pursuant to SEC Rule 144A are subject to this 15% limit (unless the Adviser, pursuant to guidelines established by the Board of Directors, determines that a liquid market exists).

  OTHER CONSIDERATIONS. Although the Portfolio may invest 25% or more of its total assets in (i) Municipal Obligations whose issuers are in the same state, and (ii) Municipal Obligations the interest on which is paid solely from revenues of similar projects, it does not presently intend to do so unless, in the opinion of the Adviser, the investment is warranted. The Portfolio's ability to achieve its investment objective is dependent upon the ability of issuers of Municipal Obligations to meet their continuing obligations for the payment of principal and interest. To the extent that the Portfolio's assets are invested in Municipal Obligations that are payable from the revenues of similar projects or by issuers located in the same state, the Portfolio will be subject to the particular risks (including legal and economic conditions) relating to such securities to a greater extent than it would be if its assets were not so concentrated. (See "Investment Objective and Policies--Municipal Obligations" in the Statement of Additional Information.)

  Generally, the market value of fixed income securities, such as Municipal Obligations, in the Portfolio can be expected to vary inversely to changes in prevailing interest rates. During periods of declining interest rates, the market value of investment portfolios comprised primarily of fixed income securities, such as the Portfolio, will tend to increase, and during periods of rising interest rates, the market value will tend to decrease. In addition, during periods of declining interest rates, the yields of investment portfolios comprised primarily of fixed income securities will tend to be higher than prevailing market rates and, in periods of rising interest rates, yields will tend to be somewhat lower. Fixed income securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also offset the value of these investments. Fluctuations in the market value of fixed income securities subsequent to their acquisition will not offset cash income from such securities but will be reflected in the Portfolio's net asset value.

  Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance, and opinions relating to the validity and the tax-exempt status of payments received by the Portfolio from tax-exempt derivative securities are rendered by counsel to the respective sponsors of such securities. The Portfolio and its Adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt derivative security, or the bases for such opinions.

  PORTFOLIO TURNOVER AND TRANSACTIONS. Although the Portfolio will not normally engage in short-term trading, the Portfolio reserves the right to do so if the Adviser believes that selling a particular security is appropriate in light of the Portfolio's investment objective. Investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by the Portfolio and ultimately by its shareholders. High portfolio turnover may result in the realization of substantial net capital gains; distributions derived from such gains may be treated as ordinary income for federal income tax purposes. (See "Taxes" in this Prospectus and the Statement of Additional Information.) Although the Portfolio cannot accurately predict its annual portfolio turnover rate, it is not expected to exceed 100%.

  All orders for transactions in securities or options on behalf of the Portfolio are placed by the Adviser with broker-dealers that it selects. To the extent permitted by the 1940 Act and guidelines adopted by the Fund's Board of Directors, the Portfolio may utilize the Distributor or one or more of its affiliates as a broker in connection with the purchase or sale of securities when the Adviser believes the charge for the transaction does not exceed the usual and customary broker's commission.

                            INVESTMENT LIMITATIONS

  The investment limitations set forth below are fundamental policies and may be changed only by a vote of a majority of the outstanding Shares of the Portfolio. Other investment limitations that also cannot be changed without a vote of shareholders are contained in the Statement of Additional Information under "Investment Objective and Policies."

  The Portfolio may not:

    1. Purchase securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities), if, immediately after and as a result of such investments, more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Portfolio or the Fund, except that up to 25% of the Portfolio's total assets may be invested without regard to such limitations.

    2. Purchase any securities which would cause 25% or more of the Portfolio's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided, however, that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state, territory or possession of the U.S. Government, the District of Columbia, or any of their authorities, agencies, instrumentalities or political subdivisions.

    3. Borrow money or issue senior securities, except that the Portfolio may borrow from banks and enter into reverse repurchase agreements for temporary defensive purposes in amounts not in excess of 10% of the Portfolio's total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the Portfolio's total assets at the time of such borrowing; or purchase securities while its borrowings exceed 5% of its total assets. Securities held in escrow or separate accounts in connection with the Portfolio's investment practices described in this Prospectus or the Statement of Additional Information are not subject to this limitation.

    4. Make loans, except that the Portfolio may purchase or hold debt instruments, lend portfolio securities, enter into repurchase agreements and make other investments in accordance with its investment objective and policies.

    5. Purchase securities on margin, make short sales of securities or maintain a short position, except that the Portfolio may obtain short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities.

  If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting solely from a change in the value of the Portfolio's securities will not constitute a violation of such limitation.

  In order to permit the sale of the Portfolio's Shares in certain states, the Portfolio may make commitments more restrictive than the investment policies and limitations described above. Should the Board of Directors determine that any such commitment is no longer in the best interests of the Portfolio, the Board may revoke the commitment by terminating sales of the Portfolio's Shares in the state involved.

                               PRICING OF SHARES

  The public offering price for each class of Shares of the Portfolio is based upon net asset value per Share plus, in the case of Investor A Shares, a front-end sales charge. A class will calculate its net asset value per Share by adding the value of the Portfolio's investments, cash and other assets attributable to the class, subtracting the Portfolio's liabilities attributable to that class, and then dividing the result by the total number of Shares in the class that are outstanding.

  The Portfolio's net asset value per Share is determined by the Administrator as of the close of regular trading hours on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each weekday, with the exception of those holidays on which the New York Stock Exchange or the Federal Reserve Bank of St. Louis are closed (a "Business Day"). Currently, one or both of these institutions are closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr. Day, Presidents' Day (Washington's Birthday), Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day (observed).

  Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded on only over-the-counter markets are valued on the basis of market values when available. Securities for which there are no transactions are valued at the average of the current bid and asked prices. Other securities, including restricted and other securities for which market quotations are not readily available, and other assets are valued at fair value by the Adviser under the supervision of the Board of Directors. Investments in debt securities with remaining maturities of 60 days or less may be valued based upon the amortized cost method. (For further information about valuation of investments, see "Net Asset Value" in the Statement of Additional Information.)

                       HOW TO PURCHASE AND REDEEM SHARES

PURCHASE OF SHARES

  Trust Shares are sold to financial institutions, such as banks, trust companies, thrift institutions, mutual funds or other financial institutions (collectively "financial institutions"), acting on their own behalf or on behalf of their qualified fiduciary accounts or other such qualified accounts. Trust Shares are sold to qualified purchasers without a sales charge imposed by the Fund or the Distributor. Generally, investors purchase Trust Shares through a financial institution, which is responsible for transmitting purchase orders directly to the Fund.

  Purchases may be effected on Business Days when the Adviser, Distributor and Mercantile (the Custodian) are open for business. The Fund reserves the right to reject any purchase order, including purchases made with foreign and third party drafts or checks.

  Financial institutions placing orders directly or on behalf of their customers should contact the Fund at (800) 551-3731. Investors may also call the Fund for information on how to purchase Shares.

  All shareholders of record will receive confirmations of Share purchases, exchanges, and redemptions in the mail. If Shares are held in the name of banks or other financial institutions, such institution is responsible for transmitting purchase, exchange, and redemption orders to the Fund on a timely basis, recording all purchase, exchange, and redemption transactions, and providing regular account statements which confirm such transactions to beneficial owners. Payment for orders which are not received or accepted will be returned after prompt inquiry to the transmitting financial institution.

  If purchase orders are received in good form and accepted by the Fund prior to 4:00 p.m. (Eastern time) on any Business Day, Trust Shares will be priced according to the net asset value per Share next determined on that day after receipt of the order. Immediately available funds must be received by the Custodian prior to 4:00 p.m. on the next Business Day following receipt of such order. If funds are not received by such date, the order will be cancelled, and notice thereof will be given to the financial institution placing the order.

EXCHANGE PRIVILEGE

  The exchange privilege enables shareholders to exchange Trust Shares of the Portfolio for Trust Shares of another Portfolio offered by the Fund and by The ARCH Tax-Exempt Trust (collectively, the "ARCH Family of Funds"). Exchanges for Trust Shares in another Portfolio are effected without payment of any exchange or sales charges.

  The ARCH Family of Funds reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time upon 60 days' written notice to shareholders. An investor may telephone an exchange request by calling his or her financial institution, which is responsible for transmitting such request to the Distributor. (See "Other Exchange or Redemption Information" below.) An investor should consult the financial institution or the Distributor for further information regarding procedures for exchanging Shares.

  In addition to the Portfolio described in this Prospectus, the ARCH Family of Funds currently includes the following Portfolios:

  . The ARCH Money Market Portfolio

  . The ARCH Treasury Money Market Portfolio

  . The ARCH Growth & Income Equity Portfolio

  . The ARCH Emerging Growth Portfolio

  . The ARCH Government & Corporate Bond Portfolio

  . The ARCH U.S. Government Securities Portfolio

  . The ARCH Balanced Portfolio

  . The ARCH International Equity Portfolio

  . The ARCH Tax-Exempt Money Market Portfolio

  . The ARCH Missouri Tax-Exempt Bond Portfolio

  . The ARCH Kansas Tax-Exempt Bond Portfolio/1/

  For information concerning these Portfolios, please call (800) 551-3731. Shareholders exercising the exchange privilege with any of the other Portfolios in the ARCH Family of Funds should request and review the Portfolio's Prospectus carefully prior to making an exchange.
--------
/1/Expected to commence operations in 1995.

REDEMPTION OF SHARES

  Redemption orders should be placed, in writing or by phone, with or through the same financial institution that placed the original purchase order. Redemption orders are effected at the Portfolio's net asset value per Share next determined after receipt of the order by the Fund. The financial institution is responsible for transmitting redemption orders to the Fund on a timely basis. No charge for sending electronically redemption payments is currently imposed by the Fund, although a charge may be imposed in the future. The Fund reserves the right to send electronically redemption proceeds within three days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Portfolio.

  The Transfer Agent may require a signature guarantee by an eligible guarantor institution. For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. The signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption check is payable to the shareholder(s) of record and (2) the redemption check is mailed to the shareholder(s) at the address of record or the proceeds are either mailed or sent electronically to a commercial bank account previously designated on the account application. An investor with questions or needing assistance should contact the financial institution servicing his or her account or the Distributor. Additional documentation may be required if the redemption is requested by a corporation, partnership, trust, fiduciary, executor, or administrator.

  Neither the Fund nor its service providers will be liable for any loss, damage, expense or cost arising out of any telephone redemption effected in accordance with the Fund's telephone redemption procedures, upon instructions reasonably believed to be genuine. The Fund will employ procedures designed to provide reasonable assurance that instructions by telephone are genuine; if these procedures are not followed the Fund or its service providers may be liable for any losses due to unauthorized or fraudulent instructions. If Share certificates are outstanding with respect to an account, the telephone redemption and exchange privilege is not available. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, investors are encouraged to follow the procedures described in "Other Exchange or Redemption Information" below.

  Proceeds from redemptions of Trust Shares of the Portfolio with respect to redemption orders received and accepted by the Fund before 4:00 p.m. (Eastern time) on a Business Day normally are sent electronically to the financial institution that placed the redemption order the next Business Day after the Distributor's receipt of the order in good form.

OTHER EXCHANGE OR REDEMPTION INFORMATION

  During periods of substantial economic or market change or activity, telephone redemptions or exchanges may be difficult to complete. In such event, Shares may be redeemed or exchanged by mailing the request directly to the financial institution through which the original Shares were purchased or directly to the Fund at P.O. Box 78069, St. Louis, Missouri 63178.

  At various times, the Fund may be requested to redeem Shares for which it has not yet received good payment. In such circumstances, the Fund may delay the forwarding of proceeds until payment has been collected for the purchase of such Shares which may take up to 15 days or more. To avoid delay in payment upon redemption shortly after purchasing Shares, investors should purchase Shares by certified or bank check or by electronic transfer. The Fund intends to pay cash for all Shares redeemed, but under abnormal conditions which make payment in cash unwise, the Fund may make payment wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

  A shareholder may be required to redeem Shares in the Portfolio upon 60 days' written notice if the balance in the shareholder's account drops below $500. The Fund will not require a shareholder to redeem Portfolio Shares if the value of the shareholder's account drops below $500 due to fluctuations in net asset value. Share balances may also be redeemed pursuant to arrangements between financial institutions and their investors.

                           YIELDS AND TOTAL RETURNS

  Yield and total return quotations are computed separately for Trust Shares and Investor A Shares of the Portfolio. TOTAL RETURN AND YIELD FIGURES WILL FLUCTUATE, ARE BASED ON HISTORICAL EARNINGS, AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The methods used to compute the Portfolio's yields and total returns are described below and in the Statement of Additional Information.

  From time to time, performance information such as total return and yield data for the Portfolio's Trust Shares may be quoted in advertisements or in communications to shareholders. The yield is computed based on the net income of such Shares in the Portfolio during a 30-day (or one-month) period identified in connection with the particular yield quotation. More specifically, the yield is computed by dividing the Portfolio's net income per Share during a 30-day (or one-month) period by the net asset value per Share on the last day of the period and annualizing the result. The Portfolio's "tax equivalent" yield, which shows the level of taxable yield needed to produce an after-tax equivalent to the Portfolio's tax-free yield may also be quoted from time to time. This is done by increasing the Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of federal income tax at a stated tax rate.

  The Portfolio's total returns may be calculated on an average annual total return basis, and may also be calculated on an aggregate total return basis, for various periods. Average annual total returns with respect to such Shares reflect the average annual percentage change in value of an investment in such Shares of the Portfolio over the particular measuring period. Aggregate total returns reflect the cumulative percentage change in value over the measuring period. Both methods of calculating total returns assume that dividends and capital gain distributions made by the Portfolio during the period are reinvested in the Portfolio's Trust Shares. When considering average annual total return figures for periods longer than one year, it is important to note that the Portfolio's annual total return for any one year in the period might have been more or less than the average for the entire period.

  Performance data of the Portfolio's Trust Shares may be compared to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and data such as that provided by Lehman Brothers, Inc., or any of its affiliates, Ibbotson Associates, Inc., Lipper Analytical Services, Inc., Mutual Fund Forecaster and IBC/Donoghue's MONEY FUND REPORT(R) published by IBC/Donoghue. References may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Institutional Investor, Pensions and Investments, U.S.A. Today, Fortune, CDA/Weisenberger, Morningstar, Inc. and publications of a local or regional nature. In addition to performance information, general information about the Portfolio that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders.

  Performance quotations of a class of Shares in the Portfolio represent past performance and should not be considered as representative of future results. Any account fees charged by a bank or other financial institution (as described in "Management of The Fund--Service Organizations" below) or other institutions will not be included in the calculations of the Portfolio's yields and total returns. Such fees, if any, will reduce the investor's net return on an investment in the Portfolio. Investors may call (800) 452-401K to obtain current yield and total return information.

                          DIVIDENDS AND DISTRIBUTIONS

  Dividends from net investment income of the Portfolio are declared daily and paid monthly not later than five Business Days after the end of each month. Trust Shares of the Portfolio earn dividends from the day after the purchase order is received by the Fund through the day the redemption order for such Shares is received. Dividends on each Share of the Portfolio are determined in the same manner and are paid in the same amounts irrespective of class, except that the Portfolio's Trust Shares bear all expenses of the Administrative Services Plan adopted for such Shares and the Portfolio's Investor A Shares bear all expenses of the Distribution and Services Plan adopted for such Shares. (See "Management of the Fund--"Administrative Services Plan and "Other Information Concerning the Fund and Its Shares").

OTHER DIVIDEND AND DISTRIBUTION INFORMATION

  Net realized capital gains of the Portfolio, if any, are distributed at least annually. All dividends and distributions paid on the Portfolio's Shares are automatically reinvested in additional Shares of the same class unless the investor has (i) otherwise indicated on the account application, or (ii) redeemed all the Shares held in the Portfolio, in which case a distribution will be paid in cash. Reinvested dividends and distributions will be taxed in the same manner as those paid in cash.

                                     TAXES

FEDERAL TAXES

  Management of the Fund believes that the Portfolio will qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") for the taxable year ending November 30, 1995, and it is intended that the Portfolio will continue to so qualify as long as such qualification is in the best interests of shareholders. A regulated investment company generally is exempt from federal income tax on amounts distributed to shareholders.

  Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that the Portfolio distribute to its shareholders an amount equal to at least the sum of 90% of its exempt-interest income net of certain deductions and 90% of its investment company taxable income (if any) for such year. The policy of the Portfolio is to distribute as dividends substantially all of its net tax-exempt interest income and any investment company taxable income each year. Dividends derived from interest on Municipal Obligations (known as exempt-interest dividends) may be treated by shareholders as items of interest excludable from their gross income under
Section 103(a) of the Code, unless under the circumstances applicable to the particular shareholder the exclusion would be disallowed. (See Statement of Additional Information under "Additional Information Concerning Taxes.") Distributions of net income may be taxable to investors under state or local law as dividend income even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income tax.

  If the Portfolio should hold certain private activity bonds issued after August 7, 1986, shareholders must include, as an item of tax preference, the portion of dividends paid by the Portfolio that is attributable to interest on such bonds in their federal alternative minimum taxable income for purposes of determining liability (if any) for the 26-28% alternative minimum tax applicable to individuals and the 20% alternative minimum tax and the environmental tax applicable to corporations. Corporate shareholders also must take all exempt-interest dividends into account in determining certain adjustments for federal alternative minimum and environmental tax purposes. The environmental tax applicable to corporations is imposed at the rate of
 .12% on the excess of the corporation's modified federal alternative minimum taxable income over $2,000,000.

  To the extent dividends paid to shareholders are derived from taxable income or from long-term or short-term capital gains, such dividends will be subject to federal income tax, whether such dividends are paid in the form of cash or additional Shares. In addition any capital gain distributions that are paid after a purchase by a shareholder shortly before the record date will have the effect of reducing the per Share net asset value of his or her Shares by the per Share amount of the distributions and all or a portion of such payment, although in effect a return of capital, will be subject to taxes.

  Dividends declared in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by the shareholders and paid by the Portfolio on December 31 of such year in the event such dividends are actually paid during January of the following year.

  The Portfolio may be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross sale proceeds paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

  A taxable gain or loss may be realized by an investor upon his or her redemption, transfer or exchange of Shares, depending upon the cost of such Shares when purchased and their price at the time of redemption, transfer or exchange. If an investor holds Shares for six months or less and during that time receives an exempt-interest dividend on those Shares, any loss realized on the sale or exchange of those Shares will be disallowed to the extent of the exempt-interest dividend.

APPLICABLE STATE AND LOCAL TAXES

  Shareholders should note that dividends paid by the Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of such dividends may be derived from interest on obligations that, if realized directly, would be exempt from such income taxes.

  All shareholders of the Portfolio should consult with their tax advisors with respect to the state and local tax consequences of the purchase, ownership, and disposition of Shares in the Portfolio, the receipt of distributions from the Portfolio, and the proper method in which to report Portfolio-related items on a shareholder's state tax returns.

MISCELLANEOUS

  The foregoing summarizes some of the important federal and state tax considerations generally affecting the Portfolio and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Portfolio should consult their tax advisers with specific reference to their own tax situation. Shareholders will be advised at least annually as to the federal income tax consequences of distributions made each year.

                            MANAGEMENT OF THE FUND

  The Fund is managed under the direction of its Board of Directors. The Statement of Additional Information contains the names of and general background information concerning each director.

INVESTMENT ADVISER

  Mississippi Valley Advisors Inc. ("MVA") serves as the investment adviser to the Portfolio. MVA's principal office is located at One Mercantile Center, Seventh & Washington Streets, St. Louis, Missouri 63101. MVA is a wholly-owned subsidiary of Mercantile. As of December 31, 1994, MVA had approximately $5.4 billion in assets under investment management, including the ARCH Family of Funds' assets, which were approximately $1.7 billion. MVA also serves as investment adviser to the Fund's Money Market, Treasury Money Market, Growth & Income Equity, Emerging Growth, Government & Corporate Bond, U.S. Government Securities, Balanced, and International Equity Portfolios and to The ARCH Tax-Exempt Trust's Tax-Exempt Money Market, Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond Portfolios.

  Subject to the general supervision of the Fund's Board of Directors and in accordance with the Fund's investment policies, MVA manages the Portfolio, makes investment decisions with respect to and places orders for all purchases and sales of the Portfolio's securities and other investments, and directs the maintenance of the Portfolio's records relating to such purchases and sales.

  For the services provided and expenses assumed pursuant to the investment advisory agreement, MVA is entitled to receive fees, computed daily and payable monthly, at the annual rate of .55% of the average daily net assets of the Portfolio.

  MVA may from time to time voluntarily reduce all or a portion of its advisory fee to increase the net income of the Portfolio available for distributions as dividends. The voluntary fee reduction will cause the return of the Portfolio to be higher than it would otherwise be in the absence of such reduction.

  Peter Merzian is the person primarily responsible for the day-to-day management of the Portfolio. Mr. Merzian, a Senior Associate of MVA, is assisted by several research analysts who utilize a wide range of technological resources in selecting portfolio investments. Mr. Merzian has been an investment manager for the Fund since 1993 and prior thereto was employed as a portfolio manager by another financial institution.

ADMINISTRATOR

  BISYS Fund Services Ohio, Inc., located at 1900 East Dublin-Granville Road, Columbus, Ohio 43229, acts as the Fund's Administrator. The Administrator also serves as the administrator to the Fund's Money Market, Treasury Money Market, Growth & Income Equity, Emerging Growth, Government & Corporate Bond, U.S. Government Securities, Balanced, and International Equity Portfolios and The ARCH Tax-Exempt Trust's Tax-Exempt Money Market, Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond Portfolios.

  The Administrator generally assists in all aspects of each Portfolio's administration and operation and also monitors and performs other services pertaining to the Fund's arrangements under the Administrative Services Plan described below. For its services, the Administrator is entitled to receive a fee, computed daily and payable monthly, at the annual rate of .20% of the Portfolio's average daily net assets.

DISTRIBUTOR

  Trust Shares of the Portfolio are sold continuously by the Distributor, The Winsbury Company ("Winsbury"), an affiliate of the Administrator. Winsbury is a registered broker-dealer with principal offices at 1900 East Dublin-Granville Road, Columbus, Ohio 43229. The Distributor also acts as distributor of the Fund's Money Market, Treasury Money Market, Growth & Income Equity, Emerging Growth, Government & Corporate Bond, U.S. Government Securities, Balanced, and International Equity Portfolios and The ARCH Tax-Exempt Trust's Tax-Exempt Money Market, Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond Portfolios.

ADMINISTRATIVE SERVICES PLAN

  The Fund has adopted an Administrative Services Plan with respect to the Trust Shares of the Portfolio. Pursuant to the Administrative Services Plan, Trust Shares are sold to banks and other financial institutions (which may include Mercantile or its affiliated or correspondent banks) acting on behalf of their qualified accounts (such financial institutions collectively, the "Service Organizations") which agree to provide certain shareholder administrative services for their clients or account holders (collectively, the "customers") who are the beneficial owners of such Shares. The holders of Trust Shares bear their pro rata portion of the fees which may be paid to Service Organizations for such services at an annual rate of up to .30% of the average daily net assets of the Portfolio's Trust Shares owned beneficially by a Service Organization's customers.

SERVICE ORGANIZATIONS

  The servicing agreements adopted under the Administrative Services Plan (the "Servicing Agreements") require the Service Organizations receiving such compensation (which may include Mercantile and its affiliates) to perform certain services, including providing administrative services with respect to the beneficial owners of Shares of the Portfolio, such as establishing and maintaining accounts and records for their customers who invest in such Shares, assisting customers in processing purchase, exchange and redemption requests, and responding to customer inquiries concerning their investments.

  The Fund understands that Service Organizations providing such administrative services may also charge fees to their customers beneficially owning such Shares. These fees would be in addition to any amounts which may be received by such Service Organization under its Servicing Agreement with the Fund. The Fund's Servicing Agreements require a Service Organization to disclose to its customers any compensation payable to the Service Organization by the Portfolio and any other compensation payable by its customers in connection with their investment in such Shares. Customers of such Service Organizations receiving servicing fees should read this Prospectus in light of the terms governing their accounts with their Service Organization.

CUSTODIAN AND TRANSFER AGENT

  Mercantile Bank of St. Louis National Association, an affiliate of the Fund and a wholly-owned subsidiary of Mercantile Bancorporation, Inc., with principal offices located at One Mercantile Center, 8th and Locust Streets, St. Louis, Missouri 63101, serves as Custodian of the Portfolio's assets. BISYS Fund Services Ohio, Inc. also serves as the Fund's transfer agent and dividend disbursing agent. Its address is 1900 East Dublin-Granville Road, Columbus, Ohio 43229.

REGULATORY MATTERS

  Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, or controlling the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling, or distributing securities such as Shares of the Portfolio. Such banking laws and regulations do not prohibit such a holding company or affiliate, or banks, from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. Mercantile, MVA, Service Organizations that are banks or bank affiliates, and broker-dealers that are bank affiliates are subject to such laws and regulations, but believe they may perform the services for the Portfolio contemplated by their respective agreements, this Prospectus and the Statement of Additional Information without violating applicable banking laws and regulations.

In addition, state securities laws on this issue may differ from the interpretation of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

  Should future legislative, judicial, or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf of the Portfolio and its shareholders, the Fund might be required to alter materially or discontinue its arrangements with such companies and change its method of operation. It is not expected that investors would suffer any adverse financial consequences as a result of any of these occurrences.

  If current restrictions preventing a bank from legally sponsoring, organizing, controlling, or distributing Shares of an investment company were relaxed, Mercantile, or an affiliate of Mercantile, would consider the possibility of offering to perform additional services for the Portfolio. It is not possible, of course, to predict whether or in what form such legislation might be enacted or the terms upon which Mercantile, or such an affiliate, might offer to provide such services.

  Conflict of interest restrictions may apply to the receipt of compensation paid pursuant to a Servicing Agreement by the Portfolio to a financial intermediary in connection with the investment of fiduciary funds in the Portfolio's Shares. Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, should consult legal counsel before entering into Servicing Agreements.

EXPENSES

  Except as noted above and in the Statement of Additional Information under "Investment Advisory and Administrative Contracts" and "Custodian and Transfer Agent," the Fund's service contractors bear all expenses in connection with the performance of their services, except that the Distributor is compensated pursuant to the Distribution and Services Plan for Investor A Shares (as described below under "Other Information Concerning the Fund and Its Shares"). Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. These expenses include, but are not limited to, fees paid to the Adviser and Administrator, transfer agency fees, fees and expenses of officers and directors who are not affiliated with the Adviser or the Distributor, taxes, interest, legal fees, custodian fees, auditing fees, 12b-1 fees, servicing fees, certain fees and expenses in registering and qualifying the Portfolio and its Shares for distribution under Federal and state securities laws, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, the expense of reports to shareholders, shareholders' meetings and proxy solicitations, fidelity bond and directors' and officers' liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Adviser, Distributor or Administrator under their respective agreements with the Fund. The Fund also pays for brokerage fees, commissions and other transaction charges, if any, in connection with the purchase and sale of portfolio securities. Any general expenses of the Fund that are not readily identifiable as belonging to the Portfolio will be allocated among all the Fund's Portfolios by or under the direction of the Board of Directors in a manner the Board determines to be fair and equitable. Any expenses relating only to a particular class of Shares within the Portfolio will be borne solely by such class. (See "Certain Financial Information" and "Management of the Fund" above for additional information regarding expenses of the Portfolio.)

             OTHER INFORMATION CONCERNING THE FUND AND ITS SHARES

DESCRIPTION OF SHARES

  The Fund was organized on September 9, 1982 as a Maryland corporation, and is a mutual fund of the type known as an "open-end management investment company." The Fund's principal office is located at 1900 East Dublin-Granville Road, Columbus, Ohio 43229. The Fund is a "series" investment company authorized to issue thirty-two classes of common stock in the following ARCH
Portfolios: the Money Market Portfolio (Class A Shares, Class A--Special Series 1 Shares, Class A--Special Series 2 Shares and Class A--Special Series 3 Shares), the Treasury Money Market Portfolio (Class B Shares, Class B-- Special Series 1 Shares and Class B--Special Series 2 Shares), the Growth & Income Equity Portfolio (Class C Shares, Class C--Special Series 1 Shares, Class C--Special Series 2 Shares and Class C--Special Series 3 Shares), the Government & Corporate Bond Portfolio (Class D Shares, Class D--Special Series 1 Shares, Class D--Special Series 2 Shares and Class D--Special Series 3 Shares), the U.S. Government Securities Portfolio (Class E Shares, Class E-- Special Series 1 Shares, Class E--Special Series 2 Shares and Class E--Special Series 3 Shares), the Emerging Growth Portfolio (Class F Shares, Class F-- Special Series 1 Shares, Class F--Special Series 2 Shares and Class F--Special Series 3 Shares), the Balanced Portfolio (Class G Shares, Class G--Special Series 1 Shares, Class G--Special Series 2 Share and Class G--Special Series 3 Shares), the International Equity Portfolio (Class H Shares, Class H--Special Series 1 Shares, Class H--Special Series 2 Shares and Class H--Special Series 3 Shares) and the Short-Intermediate Municipal Portfolio (Class I Shares and Class I--Special Series 1 Shares). Currently, Class A, B, C, D, E, F, G, H and I Shares in a Portfolio constitute the "Investor A Shares", the "Special Series 1 Shares" in a Portfolio constitute the "Trust Shares", the "Special Series 2 Shares" in a Portfolio constitute the "Institutional Shares", and the "Special Series 3 Shares" in a Portfolio constitute the "Investor B Shares". The Short-Intermediate Municipal Portfolio does not offer Institutional or Investor B Shares. The Fund's Articles of Incorporation authorize the Board of Directors to classify or reclassify any class of Shares into one or more classes of Shares. Shares in the Fund's Portfolios will be issued without Share certificates.

  The Trust Shares of the Portfolio are described in this Prospectus. The Portfolio also offers Investor A Shares. Investor A Shares of the Portfolio are sold with a maximum 4.5% front-end sales charge. Investor A Shares are sold through selected broker/dealers and other financial intermediaries to individual or institutional customers. Trust and Investor A Shares bear their pro rata portion of all operating expenses paid by the Portfolio, except that Trust Shares bear all payments under the Portfolio's Administrative Services Plan and Investor A Shares bear all payments under the Portfolio's Distribution and Services Plan.

  Payments under the Distribution and Services Plan for Investor A Shares are made to (i) the Distributor or another person for providing distribution assistance and assuming certain related expenses, and (ii) Service Organizations for administrative services provided to the Service Organizations' clients or account holders who are the beneficial owners of Investor A Shares. Payments under the Distribution and Services Plan for Investor A Shares may not exceed .30% (on an annual basis) of the average daily net asset value of Investor A Shares of the Portfolio. Distribution payments made under the Distribution and Services Plan are subject to the requirements of Rule 12b-1 under the 1940 Act.

  The Fund offers various services and privileges in connection with Investor A Shares of the Portfolio that are not offered in connection with the Portfolio's Trust Shares. In addition, each class of Shares in the Portfolio offers different exchange privileges, such that Investor A Shares of the Portfolio are exchangeable only for Investor A Shares of another portfolio offered by the ARCH Family of Funds and Trust Shares of the Portfolio are exchangeable only for Trust Shares of another portfolio offered by the ARCH Family of Funds. Persons selling or servicing Trust and Investor A Shares of the Portfolio may receive different compensation with respect to one particular class of Shares over another in the Portfolio.

  Shareholders are entitled to one vote for each full Share held and proportionate fractional votes for fractional Shares held. Shares of all Fund Portfolios will vote together and not by class unless otherwise required by law or permitted by the Board of Directors. All shareholders of the Portfolio will vote together as a single class on matters relating to the Portfolio's investment advisory agreement and investment objective and fundamental policies. Only holders of Trust Shares, however, will vote on matters relating to the Administrative Services Plan for Trust Shares. Similarly, only holders of Investor A Shares will vote on matters pertaining to the Distribution and Services Plan for Investor A Shares.

  The Fund is not required, and currently does not intend, to hold annual meetings except as required by the 1940 Act or other applicable law. Upon the written request of the holders of 10% or more of the outstanding Shares, the Fund will call a special meeting to vote on the question of removal of a director.

  Shares of the Fund's Portfolios have noncumulative voting rights and, accordingly, the holders of more than 50% of the Fund's outstanding Shares (irrespective of Portfolio or class) may elect all of the Directors. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in this Prospectus, Shares will be fully paid and nonassessable.

MISCELLANEOUS

  As used in this Prospectus, a "vote of a majority of the outstanding Shares" of the Portfolio means the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of the Portfolio (irrespective of class), or (b) 67% or more of the Shares of the Portfolio (irrespective of class) present at a meeting if more than 50% of the outstanding Shares of the Portfolio are represented at the meeting in person or by proxy.

  As of December 1, 1994, Mercantile and its affiliates possessed, of record on behalf of their underlying customer accounts, voting or investment power with respect to more than 25% of the Fund's outstanding Shares. Therefore, Mercantile may be deemed to be a controlling person of the Fund within the meaning of the 1940 Act.

  Inquiries regarding the Portfolio may be directed to the Fund at (800) 551-
3731.

  For information with respect to Trust Shares of the Fund's Money Market, Treasury Money Market, Growth & Income Equity, Emerging Growth, Government & Corporate Bond, U.S. Government Securities, Balanced and International Equity Portfolios or Trust Shares offered by The ARCH Tax-Exempt Trust in the ARCH Tax-Exempt Money Market, Missouri Tax-Exempt Bond or Kansas Tax-Exempt Bond Portfolios, call the Fund at (800) 551-3731.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESEN-TATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE PORTFOLIO'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE PORT-FOLIO, THE FUND, OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OF-FERING BY THE PORTFOLIO, THE FUND OR THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                --------------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Highlights.................................................................   2
Certain Financial Information..............................................   3
Expense Summary for Trust Shares...........................................   3
Investment Objective and Policies..........................................   5
Pricing of Shares..........................................................  10
How to Purchase and Redeem Shares..........................................  11
 Exchange Privilege........................................................  12
 Redemption of Shares......................................................  13
 Other Exchange or Redemption Information..................................  13
Yields and Total Returns...................................................  14
Dividends and Distributions................................................  15
Taxes......................................................................  15
Management of the Fund.....................................................  17
Other Information Concerning the Fund and its Shares.......................  21

                              Investment Adviser:
 Mississippi Valley Advisors Inc., a wholly-owned subsidiary of Mercantile Bank of St. Louis National Association

                                  Distributor:
                              The Winsbury Company
                             THE ARCH FUND(R), INC.

                          SHORT-INTERMEDIATE MUNICIPAL
                                   PORTFOLIO

                                  TRUST SHARES


                                      LOGO

                                   PROSPECTUS

                                 JUNE 28, 1995

                             THE ARCH FUND(R), INC.

                The ARCH Short-Intermediate Municipal Portfolio


                      Statement of Additional Information

                                     Part B



                                 June 28, 1995
                         (as revised January 2, 1996)

                              THE ARCH FUND, INC.

                      Statement of Additional Information

                                      for

               The ARCH Short-Intermediate Municipal Portfolio


                                 June 28, 1995
                         (as revised January 2, 1996)

                               TABLE OF CONTENTS
                               -----------------

                                                                            Page
                                                                            ----
Investment Objective and Policies.........................................    1
Net Asset Value...........................................................   17
Additional Purchase and Redemption Information............................   19
Additional Yield and Total Return Information.............................   20
Description of Shares.....................................................   25
Additional Information Concerning Taxes...................................   27
Management of the Fund....................................................   30
Independent Auditors......................................................   38
Counsel...................................................................   38
Miscellaneous.............................................................   38
Appendix A................................................................  A-1
Appendix B................................................................  B-1

This Statement of Additional Information, which provides supplemental information applicable to the Short-Intermediate Municipal Portfolio (the "Portfolio"), is not a prospectus. It should be read only in conjunction with the Portfolio's Prospectuses dated June 28, 1995 (as revised January 2, 1996 with respect to Trust Shares) and is incorporated by reference in its entirety into the Prospectuses. No investment in Shares of the Portfolio should be made without reading a Prospectus. A copy of the applicable Prospectus may be obtained by writing the Fund at P.O. Box 78069, St. Louis Missouri 63178 or by calling (800) 551-3731. Capitalized terms used but not defined herein have the same meanings as in each Prospectus.

                       INVESTMENT OBJECTIVE AND POLICIES

          As stated in the Prospectuses, the Portfolio's investment objective is to seek as high a level of current income, exempt from federal income tax, as is consistent with preservation of capital. The Portfolio seeks to achieve its objective by investing substantially all of its assets in investment-grade debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their respective political subdivisions, agencies, instrumentalities and authorities the interest on which, in the opinion of bond counsel or counsel to the issuer, is exempt from regular federal income tax (collectively, "Municipal Obligations").

          The following policies supplement the description of the investment objective and policies of the Short-Intermediate Municipal Portfolio described in the Prospectuses.

Municipal Obligations

          Municipal Obligations include debt obligations issued by governmental entities which obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities.

          As described in the Prospectuses, the two principal classifications of Municipal Obligations consist of "general obligation" and "revenue" issues. In addition, the Portfolio may purchase "moral obligation" issues, which are normally issued by special purpose authorities. There are, of course, variations in the quality of Municipal Obligations both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general conditions of the money market and/or the municipal bond market, the financial condition of the issuer, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Rating Agencies, such as Moody's and S&P, represent their opinions as to the quality of Municipal Obligations. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate and rating may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Portfolio, an issue of Municipal Obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio. The Adviser will consider such an event in determining whether the Portfolio should continue to hold the obligation.

          The Portfolio may also purchase Municipal Obligations in the form of certificates of participation which represent undivided interests in lease payments by a governmental or nonprofit entity. A lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. In addition, certificates of participation are less liquid than other bonds because there is a limited secondary trading market for such obligations. To alleviate potential liquidity problems with respect to these investments, the Portfolio may enter into remarketing agreements which may provide that the seller or a third party will repurchase the obligation within seven days after demand by the Portfolio and upon certain conditions such as the Portfolio's payment of a fee.

          The payment of principal and interest on most securities purchased by the Portfolio will depend upon the ability of the issuers to meet their obligations. An issuer's obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Obligations may be materially adversely affected by litigation or other conditions. The District of Columbia, each state, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this Statement of Additional Information and the Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer."

          The Portfolio may also purchase General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other tax-exempt loans. Such instruments are issued in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues.

          Certain types of Municipal Obligations (private activity bonds) have been or are issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities. Furthermore, payment of principal and interest on Municipal Obligations of certain projects may be secured by mortgages or deeds of trust. In the event of a default, enforcement of the mortgages or deeds of trust will be subject to statutory enforcement procedures and limitations, including rights of redemption and limitations on obtaining deficiency judgments. In the event of a foreclosure, collection of the proceeds of the foreclosure may be delayed, and the amount of proceeds from the foreclosure may not be sufficient to pay the principal of and accrued interest on the defaulted Municipal Obligations.

          From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. For example, the Tax Reform Act of 1986 (the "Act"), adopted in October 1986, substantially revised provisions of prior law affecting the issuance and use of proceeds of certain tax-exempt obligations. The Act made a new definition of private activity bonds applicable to many types of bonds, including those which were industrial development bonds under prior law. Interest on private activity bonds is exempt from regular federal income tax only if the bonds fall within and meet the requirements of certain defined categories of qualified private activity bonds. The Act also extended to all Municipal Obligations issued after August 16, 1986 (August 31, 1986 in the case of certain bonds) certain rules formerly applicable only to industrial development bonds. If the issuer fails to observe such rules, the interest on the Municipal Obligations may become taxable retroactive to the date of issue. In addition, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. (See the Prospectuses under "Taxes - Federal Taxes".)

Variable and Floating Rate Instruments

          The Portfolio may purchase variable and floating rate obligations as described in the Prospectuses. The Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such obligations and, for obligations subject to a demand feature, will monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, an instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof, or a variable rate instrument scheduled on its face to be paid in 397 days or less, will be deemed to have a maturity equal to the period remaining until the next interest rate adjustment. Other variable and floating rate obligations will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the time the Portfolio can recover payment of principal as specified in the instrument.

          The variable and floating rate demand instruments that the Portfolio may purchase include participations in Municipal Obligations purchased from and owned by financial institutions, primarily banks. Participation interests provide the Portfolio with a specified undivided interest (up to 100%) in the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the participation interest from the institution upon a specified number of days' notice, not to exceed thirty days. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank that the Adviser has determined meets the prescribed quality standards for the Portfolio. The bank typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit and issuing the repurchase commitment.

Securities of Other Investment Companies

          When investing in securities issued by other investment companies as permitted by the 1940 Act and its respective investment objective, policies, and limitations, the Portfolio currently intends to limit its investments so that, as determined immediately after a purchase of securities is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Portfolio; and (d) not more than 10% of the outstanding voting stock of any one investment company will be owned in the aggregate by the Portfolio and other investment companies advised by the Adviser.

Illiquid Securities

          The Portfolio may invest up to 15% of its net assets in illiquid securities. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. The Adviser will monitor on a ongoing basis the liquidity of such restricted securities under the supervision of the Board of Directors.

          The SEC has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act of 1933 for the resale of certain securities to qualified institutional buyers. The Adviser believes that the market for certain restricted securities such as institutional commercial paper may expand further as a result of this new regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD. The purchase of securities which can be sold only under Rule 144A could have the effect of increasing the level of illiquidity in the Portfolio to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these restricted securities.

          The Adviser monitors the liquidity of any restricted securities held in the Portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the Adviser will consider such factors as: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Stand-by Commitments

          The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations it holds. Under a stand-by commitment, a dealer or bank agrees to purchase from the Portfolio, at the Portfolio's option, specified Municipal Obligations at their amortized cost value to the Portfolio plus accrued interest, if any. Standby commitments acquired by the Portfolio must meet the quality standards described in the Prospectuses (be rated in the two highest categories as determined by a Rating Agency, or, if not rated, must be of comparable quality as determined by the Adviser pursuant to guidelines approved by the Fund's Board of Directors). Stand-by commitments are exercisable by the Portfolio at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned by the Portfolio only with the underlying instruments.

          The Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Portfolio may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities).

          The Portfolio intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the Adviser's opinion, present minimal credit risks. The Portfolio's reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment. In evaluating the creditworthiness of the issuer of a stand-by commitment, the Adviser will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information.

          The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments acquired by a Portfolio would be valued at zero in determining net asset value. Where the Portfolio paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Portfolio. If a stand-by commitment is exercised, its cost will reduce the amount realized on the sale of the Municipal Obligations for purposes of determining the amount of gain or loss. If a stand-by commitment expires unexercised, its cost is added to the basis of the security to which it relates in those instances where the stand-by commitment was acquired on the same day as the bond, and in other cases will be treated as a capital loss at the time of expiration. Stand-by commitments would not affect the average weighted maturity of the Portfolio.

When-Issued Purchases and Forward Commitments

          When the Portfolio agrees to purchase securities on a when-issue or forward commitment basis, the Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Portfolio's commitments.

          Because the Portfolio will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, the Portfolio's liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase securities on a when-issued or forward commitment basis ever exceeded 25% of the value of its total assets. The Portfolio expects that commitments to purchase when-issued securities will not exceed 5% of the value of its total assets under normal market conditions.

          When the Portfolio engages in when-issued or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the

Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, are taken into account when determining the Portfolio's net asset value starting on the day the Portfolio agrees to purchase the securities. The Portfolio does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Portfolio makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Portfolio's assets, and fluctuations in the value of the underlying securities are not reflected in the Portfolio's net asset value as long as the commitment remains in effect.

          The Portfolio will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Portfolio may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. In these cases the Portfolio may realize a taxable capital gain or loss.

Tax-Exempt Derivatives

          The Portfolio may hold tax-exempt derivatives which may be in the form of tender option bonds, participations, beneficial interests in a trust, partnership interests or other forms. A number of different structures have been used. For example, interests in long-term fixed-rate municipal obligations, held by a bank as trustee or custodian, are coupled with tender option, demand and other features when the tax-exempt derivatives are created. Together, these features entitle the holder of the interest to tender (or put), the underlying municipal obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, municipal obligations are represented by custodial receipts evidencing rights to receive specific future interest payments, principal payments, or both, on the underlying municipal securities held by the custodian. Under such arrangements, the holder of the custodial receipt has the option to tender the underlying municipal securities at its face value to the sponsor (usually a bank or broker dealer or other financial institution), which is paid periodic fees equal to the difference between the bond's fixed coupon rate and the rate that would cause the bond, coupled with the tender option, to trade at par on the date of a rate adjustment. The Portfolio may hold tax-exempt derivatives, such as participation interests and custodial receipts, for Municipal Obligations which give the holder the right to receive payment of principal subject to the conditions described above. The Internal Revenue Service has not ruled on whether the interest received on tax-exempt derivatives in the form of participation interests or custodial receipts is tax-exempt, and accordingly, purchases of any such interests or receipts are based on the opinion of counsel to the sponsors of such derivative securities.
Neither the Fund nor the Adviser will review the proceedings related to the creation of any tax-exempt derivatives or the basis for such opinions.

Securities Lending

          While the Portfolio would not have the right to vote securities on loan, the Portfolio intends to terminate the loan and regain the right to vote should this be considered important with respect to the investment. When the Portfolio lends its securities, it continues to receive interest or dividends on the securities loaned and may simultaneously earn interest on the investment of the cash collateral which will be invested in readily marketable, high quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the Portfolio if a material event affecting the investment is to occur.

          Securities lending arrangements with broker/dealers require that the loans be secured by the collateral equal in value to at least the market value of the securities loaned. During the term of such arrangements, the Portfolio will maintain such value by the daily marking-to-market of the collateral.


Temporary Investments

          As stated in the Prospectuses, the Portfolio may invest a portion of its assets for temporary defensive or other purposes in taxable instruments which include instruments within the classes listed below:

U.S. Government Obligations

          The Portfolio may invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the

Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

Certificates of Deposit and Bankers' Acceptances

          The Portfolio may invest in certificates of deposit of domestic branches of U.S. financial institutions which are members of the Federal Reserve System or the deposits of institutions which are insured by the Federal Deposit Insurance Corporation and which have total assets at the time of purchase in excess of $1 billion, and bankers' acceptances guaranteed by domestic branches of U.S. commercial banks having total assets at the time of purchase in excess of $1 billion.

Commercial Paper

          The Portfolio may invest in commercial paper rated at the time of purchase in the two highest rating categories by a Rating Agency or, if not rated, determined by the Adviser to be of comparable quality to securities within the two highest rating categories. In determining whether a security is of comparable quality to those that the Portfolio may purchase, the Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuer and will continuously monitor its financial condition. The Appendix to this Statement of Additional Information contains a description of these quality ratings.

Repurchase Agreements

          The Portfolio may enter into repurchase agreements with respect to portfolio securities. Under the terms of a repurchase agreement, the Portfolio purchases securities from financial institutions such as banks and broker-dealers that are deemed to be creditworthy by the Adviser under guidelines approved by the Board of Directors, subject to the seller's agreement to repurchase them at a mutually agreed-upon date and price. During the term of any repurchase agreement, the Adviser will continue to monitor the creditworthiness of the seller. The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio securities). Under a repurchase agreement, the seller is required to maintain the value of the securities subject to the agreement at not less than the repurchase price, and securities subject to repurchase agreements are maintained by the Portfolios' Custodian in segregated accounts in accordance with the 1940 Act. Default by the seller could, however, expose the Portfolio to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act.

Reverse Repurchase Agreements

          The Portfolio may enter into reverse repurchase agreements, (agreements under which the Portfolio sells portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time the Portfolio enters into reverse repurchase agreements, the Portfolio will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price of the securities that it is obligated to repurchase. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. The Portfolio intends to limit its borrowings (including reverse repurchase agreements) during the current fiscal year to not more than 5% of its net assets.

Portfolio Turnover and Transactions

          Subject to the general control of the Fund's Board of Directors, the Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Portfolio.

          In the case of the Portfolio, portfolio turnover may vary greatly from year to year as well as within a particular year. The Adviser expects that the Portfolio's annual turnover rate will generally not exceed 100%. Portfolio turnover may also be affected by cash requirements for redemptions of Shares and by requirements which enable the Portfolio to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making investment decisions.

          Securities purchased and sold by the Portfolio are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price of those securities includes an undisclosed commission or mark-up. The cost of securities purchased from underwriters includes an underwriter's commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

          The Portfolio may participate, if and when practicable, in bidding for the purchase of Municipal Obligations directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Portfolio will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be otherwise in the Portfolio's interests.

          While the Adviser generally seeks competitive spreads or commissions, it may not necessarily allocate each transaction to the underwriter or dealer charging the lowest spread or commission available on the transaction. Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Portfolio. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the advisory fees payable to it by the Portfolio. Such information may be useful to the Adviser in serving both the Portfolio and other clients, and conversely, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Portfolio. Portfolio securities will not be purchased from or sold to the Adviser, the Distributor, the Administrator or any "affiliated person" (as such term is defined under the 1940 Act) or any of them acting as principal, except to the extent permitted by the SEC. In addition, the Portfolio will not give preference to the Adviser's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements and reverse repurchase agreements.

          Investment decisions for the Portfolio are made independently from those for other investment companies and accounts advised or managed by the Adviser. Such other investment companies and accounts may also invest in the same securities as the Portfolio. When a purchase or sale of the same security is made at substantially the same time on behalf of the Portfolio and another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Portfolio and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Portfolio or the size of the position obtained by the Portfolio. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for other investment companies or accounts in order to obtain best execution.

Investment Limitations

          The following investment limitations may be changed with respect to the Portfolio only by an affirmative vote of a majority of the outstanding Shares of the Portfolio (as defined under "Other Information Concerning the Fund and Its Shares -- Miscellaneous" in the Portfolio's Prospectuses). These investment limitations supplement those that appear in the Prospectuses.

          The Portfolio may not:

          1. Make investments for the purpose of exercising control or management.

          2. Purchase or sell real estate, except that the Portfolio may invest in Municipal Obligations which are secured by real estate or interests therein.

          3. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except insofar as the Portfolio might be deemed to be an underwriter upon disposition of portfolio securities acquired within the limitation on purchases of restricted securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be underwriting.

          4. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs.


                                NET ASSET VALUE

          As stated in the Prospectuses, the net asset value per share of each class of the Portfolio is calculated by adding the value of all of the portfolio securities and other assets belonging to the Portfolio, subtracting the liabilities charged to such class, and dividing the result by the number of the outstanding shares of such class. "Assets belonging to" each class of the Portfolio consist of the consideration received upon the issuance of Shares of each class of the Portfolio together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Fund not belonging to a particular Portfolio. Assets belonging to each class of the Portfolio are charged with the direct liabilities of each class of the Portfolio and with a share of the general liabilities of the Fund allocated in proportion to the relative net assets of the Portfolio and the Fund's other Portfolios. The determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of general assets, with respect to a particular class of the Portfolio are conclusive.

          Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the current bid and asked prices. Restricted securities and other assets for which market quotations are not readily available are valued at fair value as determined in accordance with guidelines approved by the Fund's Board of Directors. In computing net asset value, the current value of the Portfolio's open futures contracts and related options will be "marked-to-market".

          Among the factors that ordinarily will be considered in valuing portfolio securities are the existence of restrictions upon the sale of the security by the Portfolio, the existence and extent of a market for the security, the extent of any discount in acquiring the security, the estimated time during which the security will not be freely marketable, the expenses of registering or otherwise qualifying the security for public sale, underwriting commissions if underwriting would be required to effect a sale, the current yields on comparable securities for debt obligations traded independently of any equity equivalent, changes in the financial condition and prospects of the issuer, and any other factors affecting fair value. In making valuations, opinions of counsel to the issuer may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

          The Administrator may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. The methods of valuation used by the pricing service will be reviewed by the Administrator under the general supervision of the Fund's Board of Directors. Several pricing services are available, one or more of which may be used by the Administrator from time to time. In valuing the Portfolio's securities, the pricing service would normally take into consideration such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances, and other factors which are deemed relevant in determining valuations for normal institutionalized trading units of debt securities and would not rely exclusively on quoted prices.

          Short-term securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

          Shares in the Portfolio are sold on a continuous basis by the Distributor. As described in the applicable Prospectus, Trust Shares of the Portfolio are sold to certain qualified customers at their net asset value without a sales charge. Investor A Shares of the Portfolio are sold to retail customers at the public offering price based on the Portfolio's net asset value plus a front-end load or sales charge as described in the applicable Prospectus. No Shares of the Portfolio were issued during the fiscal year ended October
31, 1994.

          The Fund may redeem Shares involuntarily if the net income with respect to the Portfolio's Shares is negative or such redemption otherwise appears appropriate in light of the Fund's responsibilities under the 1940 Act.

          An illustration of the computation of the public offering price per share of Investor A Shares of the Portfolio based on the value of the net assets and number of outstanding shares on October 31, 1995 and maximum 2.5% sales charge currently applicable, is as follows:




Net Assets                           $10.00
                                     ------
Outstanding Shares                        1
                                     ------
Net Asset Value Per Share            $10.01
                                     ------
Sales Charge, 2.50% of
  offering price (2.56% of
  net asset value per share)         $ 0.26
                                     ------
Offering to Public                   $10.27
                                     ======


          Under the 1940 Act, the Portfolio may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closing; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. The Portfolio may also suspend or postpone the recordation of the transfer of its Shares upon the occurrence of any of the foregoing conditions.

          In addition to the situations described in the Prospectuses under "How to Purchase and Redeem Shares," the Portfolio may redeem Shares involuntarily to reimburse the Portfolio for any loss sustained by reason of the failure of a shareholder to make full payment for Shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Portfolio Shares as provided in the applicable Prospectuses from time to time.


                 ADDITIONAL YIELD AND TOTAL RETURN INFORMATION

          From time to time yields and total returns of Trust Shares and Investor A Shares (computed separately) of the Portfolio may be quoted in advertisements, shareholder reports or other communications to shareholders.

Yield Calculations

          The Portfolio's yields are calculated separately for Trust Shares and Investor A Shares by dividing their net investment income per share (as described below) earned during a 30 day (or one-month) period by the maximum offering price which a shareholder would pay per share (the "maximum offering price") with respect to Investor A Shares and the net asset value per share with respect to Trust Shares on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result, and then doubling the difference. The Portfolio's net investment income per share (irrespective of series) earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes income dividends and interest earned during the period minus the applicable expenses accrued with respect to a series of the Portfolio's Shares for the period, net of reimbursements. This calculation can be expressed as follows:

                            a-b
               Yield = 2 [(----- + 1)/6/ - 1]
                            cd

     Where:    a =  dividends and interest earned during the period,

               b =  expenses accrued for the period (net of reimbursements),

               c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

               d = maximum offering price per share on the last day of the period.

          Except as noted below, for the purpose of determining net investment income earned during the period (variable "a" in the formula), interest earned on debt obligations held by the Portfolio is calculated by computing the yield to maturity of each obligation based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Portfolio. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date.

          Interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

          Expenses accrued for the period (variable "b" in the formula) include all expenses charged to the Portfolio and all recurring fees charged by the Portfolio or series of Shares in the Portfolio with respect to a shareholder account in proportion to the length of the base period and the Portfolio's mean [or median] account size. Investor A Shares and Trust Shares each bear separate fees applicable to each series of Shares.

          Undeclared earned income is not subtracted from the maximum offering price per share (variable "d" in the formula). For applicable sales charges, see "How to Purchase and Redeem Shares -- Applicable Sales Charges" in the Portfolio's Prospectus for Investor A Shares.

          The Portfolio's "tax-equivalent" yield for each class of Shares is computed by dividing the portion of the Portfolio's yield (calculated as above) that is exempt from federal income tax by one minus a stated federal income tax rate and adding that figure to that portion, if any, of the Portfolio's yield that is not exempt from federal income tax.

Total Return Calculations

          Each class of Shares of the Portfolio computes its average annual total return by determining the average annual compounded rates of return during specified periods that equate the initial amount invested in a particular series to the ending redeemable value of such investment in the series. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                      ERV  /1/n/
                T = [(-----) - 1]
                       P

     Where:     T = average annual total return,

              ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period,

                P = hypothetical initial payment of $1,000, and

                n = period covered by the computation, expressed in terms of years.

          The Portfolio computes its aggregate total returns separately for each series by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested in a particular series to the ending redeemable value of such investment in the series. The formula for calculating aggregate total return is as follows:

                                  ERV
     Aggregate Total Return = [(-------) - 1]
                                   P

          The calculations of average annual total return and aggregate total return assume reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and include all recurring fees charged to all shareholder accounts, assuming an account size equal to the Portfolio's mean or median account size for any fees that vary with the size of the account. The maximum sales load, with respect to the Portfolio's Investor A Shares, and other charges deducted from payments are deducted from the initial $1,000 payment (variable "P" in the formula). The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computation. As stated in the Prospectus, the Portfolio may also calculate total return figures without the deduction of the maximum front-end sales charge in connection with the purchase of Investor A Shares. The effect of not deducting the respective sales charges will be to increase the total returns reflected.


          Based on the foregoing calculations, for the 30-day period ended October 31, 1995, the Portfolio's yield for Trust Shares was 3.90% and its tax-equivalent yield was 6.46% (assuming payment of federal income taxes at a rate of 39%). The Portfolio's average annual total return for the period July 11, 1995 (commencement of operations) to October 31, 1995 was 1.31% for Trust shares.


In General

          Investors may judge the performance of the Portfolio by comparing it to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies.

Such comparisons may be made by referring to market indices such as those prepared by Dow Jones & Co., Inc., Russell, Salomon Brothers, Inc., Lehman or Standard & Poor's Ratings Group, Division of McGraw Hill or any of their affiliates, the Consumer Price Index, the Nasdaq Composite, or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. Such comparisons may also be made by referring to data prepared by Lipper Analytical Services, Inc., (a widely recognized independent service which monitors the performance of mutual funds), Indata, Frank Russell, CDA and the Bank Rate Monitor (which reports average yields for money market accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas). Other similar yield data, including comparisons to the performance of Mercantile repurchase agreements, or the average yield data for similar asset classes including but not limited to Treasury bills, notes and bonds, may also be used for comparison purposes. Comparisons may also be made to indices or data published in the following national financial publications: IBC/Donoghue's Money Fund Report(R) published by IBC/Donoghue, MorningStar, CDA/Wiesenberger, Money Magazine, Forbes, Fortune, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, U.S.A. Today, publications of Ibbotson Associates, Inc. and other publications of a local or regional nature. In addition to performance information, general information about the Portfolio that appears in a publication such as those mentioned above may be included in advertisements and in reports to Shareholders.

          From time to time, the Fund may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings the Portfolio or other Fund Portfolios; (5) descriptions of investment strategies for one or more of such Portfolios; (6) descriptions or comparisons of various investment products, which may or may not include the Portfolios; (7) comparisons of investment products (including the Fund Portfolios) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of rankings or ratings by recognized rating organizations.

     In addition, with respect to the Portfolio the benefits of tax-free investments may be communicated in advertisements or communications to shareholders. For example, the table below presents the approximate yield that a taxable investment must earn at various income brackets to produce after-tax yields equivalent to those of tax-exempt investments yielding from 4.50% to 7.00%.

The yields below are for illustration purposes only and are not intended to represent current or future yields for the Portfolios, which may be higher or lower than those shown. The tax brackets shown below will be indexed for inflation for years after 1994. Investors should consult their tax advisor with specific reference to their own tax situation.


       APPROXIMATE YIELD TABLE:  SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO



--------------------------------------------------------------------
SINGLE RETURN

Sample Taxable       Federal   ----------Tax-Exempt Yields----------
 Income             Marginal
 (1994)             Tax Rate   4.50%   5.00%   5.50%   6.50%   7.00%
--------------------------------------------------------------------
FROM
 $0 TO               15.00%    5.29%   5.88%   6.47%   7.65%   8.24%
 $22,750

FROM
 $22,750 TO          28.00%    6.25%   6.64%   7.64%   9.03%   9.72%
 $55,100

FROM
 $55,101 TO          31.00%    6.52%   7.25%   7.97%   9.42   10.41%
 $115,000

FROM
 $115,000 TO         36.00%    7.03%   7.81%   8.59%  10.16%  10.94%
 $250,000

OVER
 $250,000            39.60%    7.45%   8.28%   9.11%  10.76%  11.59%
--------------------------------------------------------------------


       APPROXIMATE YIELD TABLE:  SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO


--------------------------------------------------------------------
MARRIED FILING
 JOINTLY

Sample Taxable       Federal   ----------Tax-Exempt Yields----------
 Income             Marginal
 (1994)             Tax Rate   4.50%   5.00%   5.50%   6.50%   7.00%
--------------------------------------------------------------------
FROM
 $0 TO               15.00%    5.29%   5.88%   6.47%   7.65%   8.24%
 $38,000

FROM                           6.25%   6.94%   7.64%   9.03%   9.72%
 $38,000 TO          28.00%
 $91,850

FROM                           6.52%   7.25%   7.97%   9.42%  10.14%
 $91,850 TO          31.00%
 $140,000

FROM                 36.00%    7.03%   7.81%   8.59%  10.16%  10.94%
 $140,000 TO
 $250,000

OVER
 $250,000            39.60%    7.45%   8.28%   9.11%  10.76%  11.59%
--------------------------------------------------------------------

                             DESCRIPTION OF SHARES

          The Fund's Articles of Incorporation authorize the Board of Directors to issue up to seven billion full and fractional Shares of capital stock, and to classify or reclassify any unissued Shares of the Fund into one or more additional classes or by setting or changing in any one or more respects, their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. Pursuant to such authority, the Fund's Board of Directors has authorized the issuance of forty-one classes of Shares representing interests in one of twelve investment Portfolios: the Money Market, Treasury Money Market, Growth & Income Equity, Emerging Growth, Government & Corporate Bond, U.S. Government Securities, Balanced, International Equity, Short-Intermediate Municipal, Tax-Exempt Money Market, Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond Portfolios. Trust Shares, Institutional Shares (taxable Portfolios only), Investor A Shares and Investor B Shares (other than the Treasury Money Market, Tax-Exempt Money Market and Short-Intermediate Municipal Portfolios) in each Portfolio are offered through separate prospectuses to different categories of investors. Portfolio Shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectuses, the Shares will be fully paid and nonassessable.

          Except as noted in the Prospectuses with respect to the Administrative Services Plan for Trust Shares and the Distribution and Services Plan for Investor A Shares, Shares of the Portfolio bear the same types of ongoing expenses. In addition, Investor A Shares are subject to a front-end sales charge as described in the Prospectuses. The series also have different exchange privileges.

          In the event of a liquidation or dissolution of the Fund, Shares of a Portfolio are entitled to receive the assets available for distribution belonging to that Portfolio, and a proportionate distribution, based upon the relative asset values of the respective Portfolios, of any general assets not belonging to any particular Portfolio which are available for distribution. Shareholders of a Portfolio are entitled to participate equally in the net distributable assets of the particular Portfolio involved on liquidation, except that Trust Shares of a particular Portfolio will be solely responsible for that Portfolio's payments pursuant to the Administrative Services Plan for those Shares, Institutional Shares of a particular Portfolio will be solely responsible for that Portfolio's payments pursuant to the Administrative Service Plan for those Shares, Investor A Shares of a particular Portfolio will be solely responsible for that Portfolio's payments pursuant to the Distribution and Services Plan for those Shares and Investor B Shares of a particular Portfolio will be solely responsible for that Portfolio's payments pursuant to the Distribution and Services

Plan for those Shares. In addition, Institutional Shares will be solely responsible for the payment of certain sub-transfer agency fees attributable to those Shares.

          Holders of all outstanding Shares of a particular Portfolio will vote together in the aggregate and not by class, except that only Trust Shares of a Portfolio will be entitled to vote on matters submitted to a vote of shareholders pertaining to a Portfolio's Administrative Services Plan for Trust Shares, only Institutional Shares of a Portfolio will be entitled to vote on matters submitted to a vote of shareholders pertaining to such Portfolio's Administrative Services Plan for Institutional Shares, only Investor A Shares of a Portfolio will be entitled to vote on matters submitted to a vote of shareholders pertaining to such Portfolio's Distribution and Services Plan for Investor A Shares and only Investor B Shares of a Portfolio will be entitled to vote on matters submitted to a vote of shareholders pertaining to such Portfolio's Distribution and Services Plan for Investor B Shares. Further, shareholders of all of the Portfolios, irrespective of class, will vote in the aggregate and not separately on a Portfolio-by-Portfolio basis, except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular Portfolio or class of Shares. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of a "series" investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each series (Portfolio) affected by the matter. A Portfolio is considered to be affected by a matter unless it is clear that the interests of each Portfolio in the matter are identical or that the matter does not affect any interest of the Portfolio. Under the Rule, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Portfolio only if approved by a majority of the outstanding Shares of that Portfolio. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts, and the election of directors may be effectively acted upon by shareholders of the Fund's Portfolios voting without regard to class or Portfolio.

          Shares in the Fund's Portfolios will be issued without certificates.


                    ADDITIONAL INFORMATION CONCERNING TAXES

          The following summarizes certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in a Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situation.

          The Portfolio is treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended, (the "Code"). The Portfolio intends to qualify as a regulated investment company each year. In order to so qualify under the Code for a taxable year, the Portfolio is required, among other things, to derive less than 30% of its gross income for such year from the sale or other disposition of securities and certain other investments held for less than three months. Interest (including original issue discount and accrued market discount) received by the Portfolio upon maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, other income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

          If for any taxable year the Portfolio does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income would be subject to tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (including amounts derived from interest on Municipal Obligations) would be taxable to shareholders, to the extent of earnings and profits, and would be eligible for the dividends received deduction for corporations.

          The policy of the Portfolio is to pay to its shareholders each year as exempt-interest dividends substantially all of its Municipal Obligation interest income net of certain deductions. In order for the Portfolio to pay exempt-interest dividends for any taxable year, at the close of each quarter of its taxable year at least 50% of the aggregate value of the Portfolio's assets must consist of exempt-interest obligations. Exempt-interest dividends may be treated by the shareholders as items of interest excludable from their gross income under Section 103(a) of the Code. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Portfolio and designated as an exempt-interest dividend in a written notice mailed to shareholders not later than forty-five days (with respect to Missouri income tax) and sixty days (with respect to federal income tax) after the close of the Portfolio's taxable year. However, the aggregate amount of dividends so designated by the Portfolio cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by the Portfolio during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid for any taxable year which qualifies as exempt-interest dividends will be the same for all shareholders receiving dividends from the Portfolio during such year, regardless of the period for which the Shares were held.

          Shareholders who might be treated as a "substantial user" or a "related person" to such user with respect to facilities financed through any of the tax-exempt obligations held by a Portfolio, are advised to consult their tax advisors with respect to whether exempt-interest dividends retain the exclusion under Section 103(a). A "substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person (i) who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (ii) who occupies more than 5% of the usable area of such facilities or (iii) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, partnerships and its partners, and S corporations and their shareholders.

          Interest on indebtedness incurred by a shareholder to purchase or carry the Portfolio's Shares, generally is not deductible for federal income tax purposes. In addition, if a shareholder holds Portfolio Shares for six months or less, any loss on the sale or exchange of those Shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the Shares. The Treasury Department, however, is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where the investment company regularly distributes at least 90% of its net tax-exempt interest. No such regulations had been issued as of the date of this Statement of Additional Information.

          While the Portfolio does not expect to realize long-term capital gains, any net realized long-term capital gains will be distributed at least annually. A Portfolio generally will have no tax liability with respect to such gains and distributions derived from such gains will be taxable to the Portfolio's shareholders as long-term capital gains, regardless of how long a shareholder has held the Portfolio Shares. Such distributions will be designated as capital gain dividends in a written notice mailed by the Portfolio to shareholders after the close of the Portfolio's taxable year.

          Similarly, while the Portfolio does not expect to earn any investment company taxable income, any taxable income earned by the Portfolio will be distributed to shareholders. In general, the Portfolio's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over any net short-term capital loss for such year. The Portfolio would be taxed on any undistributed investment company taxable income. To the extent such income is distributed by the Portfolio, it will be taxable to shareholders as ordinary income (whether paid in cash or additional Shares).

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

          The Portfolio will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or 31% of gross sale proceeds paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on his return payments of taxable interest or dividends.

          In those states and localities which have income tax laws, the treatment of the Portfolio and its shareholders under such laws may differ from their treatment under federal income tax laws. Under state or local law, distributions of net income may be taxable to shareholders as dividend income even though such distributions are derived from interest on Municipal Obligations which, if realized directly, would be exempt from such income taxes. Shareholders are advised to consult their tax advisors concerning the application of state and local taxes.


                             MANAGEMENT OF THE FUND

Directors and Officers

          The directors and executive officers of the Fund, their addresses, principal occupations during the past five years, and other affiliations are as follows:

                                                            Principal Occupations
                                   Position with            During Past 5 years
Name, Address and Age              the Fund                 and other affiliations
---------------------              -------------            ----------------------
Jerry V. Woodham*                  Chairman of              Treasurer, Washington
Washington University              The Board;               University, since June
Campus Box 1047                    President and            1981.
St. Louis, MO  63130               Director
Age:  52

Robert M. Cox, Jr.                 Director                 Senior Vice President and
Emerson Electric Co.                                        Advisory Director, Emerson
8000 W. Florissant Ave.                                     Electric Co. since November P.O.
Box 4100                                                    1990; President and Chief
St. Louis, MO  63136-8506                                   Administrative Officer,
Age:  50                                                    Rosemont, Inc. (a wholly-owned
                                                            subsidiary of Emerson Electric
                                                            Co.), October 1987 to November
                                                            1990; Vice President &
                                                            Treasurer, Emerson Electric
                                                            Co., June 1985 to September,
                                                            1987.

Joseph J. Hunt                     Director                 General Vice-President
Iron Workers District                                       International Association of
  Council                                                   Bridge, Structural and Orna-
3544 Watson Road                                            mental Iron Workers (Interna-
St. Louis, MO  63139                                        tional Labor Union), January 1994
Age:  52                                                    to present; General Organizer,
                                                            International Association of Bridge,
                                                            Structural and Ornamental Iron
                                                            Workers, September 1983 to
                                                            December 1993.

James C. Jacobsen                  Director                 Director, Kellwood Company,
Kellwood Company                                            since 1975; Vice Chairman,
600 Kellwood Parkway                                        Kellwood Company since May
Chesterfield, MO  63017                                     1989.
Age:  60

------------
*Mr. Woodham is an "interested person" of the Fund as defined in the 1940 Act. Directors and Officers of the Fund owned less than 1% of the outstanding Shares of the Fund as of November 30, 1994.

                                                            Principal Occupations
                              Position with                 During Past 5 years
Name, Address and Age         the Fund                      and other affiliations
---------------------         -------------                 ----------------------
Donald E. Kiernan             Director                      Senior Vice President -
Southwestern Bell                                           Finance and Treasurer,
Corporation                                                 Southwestern Bell
175 E. Houston St.                                          Corporation since
P.O. Box 2933                                               December 1990; Vice
Room 7-A-50                                                 President-Finance,
San Antonio, TX  78299                                      Southwestern Bell Corporation
Age:  55                                                    May 1990 to December 1990;
                                                            Partner, Ernst & Young
                                                            (predecessor firm, Arthur
                                                            Young & Company), prior
                                                            thereto.

Lyle L. Meyer                 Director                      Vice President, The Jefferson
Jefferson Smurfit                                           Smurfit Corporation, April
Corporation                                                 1989 to present; President,
8182 Maryland Avenue                                        Smurfit Pension & Insurance
St. Louis, MO 63105                                         Services Company, November
Age:  59                                                    1982 to December 1992.

Ronald D. Winney**            Director and                  Treasurer, Ralston
Ralston Purina Company        Treasurer                     Purina Company
Checkerboard Square                                         Since 1985
St. Louis, MO 63164
Age:  53

W. Bruce McConnel, III        Secretary                     Partner of the law
Suite 1100                                                  firm of Drinker Biddle
1345 Chestnut Street                                        & Reath, Philadelphia,
Philadelphia, PA 19107                                      Pennsylvania
Age:  52

Walter B. Grimm**             Assistant                     From June, 1992 to present,
3435 Stelzer Road             Secretary                     employee of BISYS Fund
Columbus, Ohio 43219                                        Services; From 1981 to
Age:  50                                                    present, President of Leigh
                                                            Investments Consulting/
                                                            Investments (investment
                                                            firm); from May, 1989 to
                                                            November, 1990, President
                                                            of Security Bank.

Stephen G. Mintos**           Vice President                From April, 1987 to present,
3435 Stelzer Road             and Assistant                 employee of BISYS Fund
Columbus, OH  43219           Treasurer                     Services.
Age:  41

------------
**Messrs. Grimm, Winney, and Mintos are "interested persons" of the Fund as defined in the 1940 Act.

For the fiscal year ended November 30, 1994, the Directors received the following compensation:

                                        Pension or
                                        Retirement           Total
                       Aggregate         Benefits         Compensation
                     Compensation       Accrued as        from the Fund
     Name of           from the        Part of Fund         and Fund
     Director            Fund            Expense           Complex/1/
-----------------------------------------------------------------------
Jerry V. Woodham      $12,138.60            $0               $13,825
-----------------------------------------------------------------------
Robert M. Cox, Jr.    $ 8,092.41            $0               $ 9,250
-----------------------------------------------------------------------
Joseph J. Hunt/2/     $     0.00            $0               $     0
-----------------------------------------------------------------------
James C. Jacobsen/2/  $     0.00            $0               $     0
-----------------------------------------------------------------------
Donald E. Kiernan     $ 8,092.41            $0               $ 9,250
-----------------------------------------------------------------------
Lyle L. Meyer         $ 8,092.41            $0               $ 9,250
-----------------------------------------------------------------------
Ronald D. Winney      $ 8,092.41            $0               $ 9,250
-----------------------------------------------------------------------
Eugene Smith/3/       $ 8,092.41            $0               $ 9,250
-----------------------------------------------------------------------
James J. Cunnane/3/   $ 8,092.41            $0               $ 9,250
=======================================================================

/1/ The "Fund Complex" includes The ARCH Fund, Inc. and The ARCH Tax-Exempt
Trust.
/2/ Messrs. Hunt and Jacobson became directors on September 27, 1994.
/3/ Messrs. Smith and Cunnane resigned from their respective positions with the Fund on September 27, 1994.

          Drinker Biddle & Reath, of which Mr. McConnel is a partner, receives legal fees as counsel to the Fund.

Investment Advisory and Administration Agreements

          MVA serves as investment adviser to the Portfolio. Pursuant to the advisory agreement, MVA has agreed to provide investment advisory services, respectively, as described in the Portfolio's Prospectuses. MVA has agreed to pay all expenses incurred by it in connection with its activities under its agreement other than the cost of securities, including brokerage commissions, if any, purchased for the Portfolio.

          Under its administration agreement with the Fund, BISYS Fund Services Ohio, Inc. (the "Administrator") serves as administrator. The Administrator has agreed to maintain office facilities for the Portfolio, furnish the Portfolio with statistical and research data, clerical, accounting, and certain bookkeeping services and stationery and office supplies, and certain other services required by the Portfolio, and to compute the net asset value and net income of the Portfolio. The Administrator prepares annual and semi-annual reports to the SEC on Form N-SAR, compiles data for and prepares federal and state tax returns and required tax filings other than those required to be made by the Fund's custodian and transfer agent, prepares the Fund's compliance filings with state securities commissions, maintains the registration or qualification of Shares for sale under the securities laws of any state in which the Fund's Shares shall be registered, assists in the preparation of annual and semi-annual reports to shareholders of record, participates in the periodic updating of the Fund's Registration Statement, prepares and assists in the timely filing of notices to the SEC required pursuant to Rule 24f-2 under the 1940 Act, arranges for and bears the cost of processing share purchase, exchange and redemption orders, keeps and maintains the Portfolio's financial accounts and records including calculation of daily expense accruals, monitors compliance procedures for each of the classes of the Fund's Portfolio with the Portfolio's investment objective, policies and limitations, tax matters, and applicable laws and regulations, and generally assists in all aspects of the Portfolio's operations. The Administrator bears all expenses in connection with the performance of its services, except that the Portfolio bears any expenses incurred in connection with any use of a pricing service to value portfolio securities. (See "Net Asset Value" above).

          From time to time, MVA and the Administrator may voluntarily waive a portion or all of their respective fees otherwise payable to them with respect to the Fund's Portfolio in order to increase the net income available for distribution to shareholders.

          In addition, the Portfolio's advisory and administration agreements provide that if expenses borne by the Portfolio in any fiscal year exceed expense limitations imposed by applicable state securities regulations, (i) MVA will reimburse the Fund for 60% of such excess expenses and (ii) the Administrator will reimburse the Fund for a portion of any such excess expenses in an amount equal to the proportion that the administration fees otherwise payable by the Portfolio to the Administrator bears to the total amount of the investment advisory and administration fees otherwise payable by the Portfolio, in each case to the extent required by such regulations. To the Fund's knowledge, it is not presently subject to any expense limitation. The fees that financial institutions, Service Organizations, and Selected Dealers may charge to customers for services provided in connection with their investments in the Portfolio are not covered by the state securities expense limitations described above.

Custodian and Transfer Agent

          Mercantile is Custodian of the Portfolio's assets pursuant to a Custodian Agreement. Under the Custodian Agreement, Mercantile has agreed to
(i) maintain a separate account or accounts in the name of the Portfolio; (ii) receive and disburse money on behalf of the Portfolio; (iii) collect and receive all income and other payments and distributions on account of the Portfolio's portfolio securities; (iv) respond to correspondence relating to its duties; and
(v) make periodic reports to the Fund's Board of Directors concerning the operations of the Portfolio. Mercantile may, at its own expense, open and maintain a custody account or accounts on behalf of the Portfolio with other banks or trust companies, provided that Mercantile shall remain liable for the performance of all of its custodial duties under the Custodian Agreement, notwithstanding any delegation.

          In the opinion of the staff of the SEC, since the Custodian is an affiliate of the investment adviser, the Fund and the Custodian are subject to the requirements of Rule 17f-2 under the 1940 Act. Accordingly the Fund and the Custodian intend to comply with the requirements of such rule.

          Pursuant to the Custodian Agreement with the Fund, the Portfolio pays Mercantile an annual fee. For the Portfolio, this fee, which is paid monthly, is calculated as the greater of $6,000 or $.30 for each $1,000 of the Portfolio's average daily net assets, plus $15.00 for each purchase, sale or delivery of a security upon its maturity date, $50.00 for each interest collection or claim item, $20.00 for each transaction involving GNMA, tax-free or other non-depository registered items with monthly dividends or interest, $30.00 for each purchase, sale or expiration of an option contract, $50.00 for each purchase, sale or expiration of a futures contract, and $15.00 for each repurchase trade with an institution other than Mercantile. In addition, the Portfolio pays Mercantile's incremental costs in providing foreign custody services for any foreign-denominated and foreign-held securities and reimburses Mercantile for out-of-pocket expenses related to such services.

          BISYS Fund Services Ohio, Inc. also serves as the Fund's transfer agent and dividend disbursing agent (in those capacities, the "Transfer Agent") pursuant to a Transfer Agency Agreement. Under the Agreement, the Transfer Agent has agreed to (i) process shareholder purchase and redemption orders; (ii) maintain shareholder records for each of the Portfolio's shareholders; (iii) process transfers and exchanges of Shares of the Portfolio; (iv) issue periodic statements for each of the Portfolio's shareholders; (v) process dividend payments and reinvestments; (vi) assist in the mailing of shareholder reports and proxy solicitation materials; and (vii) make periodic reports to the Fund's Board of Directors concerning the operations of the Portfolio.

Distribution and Service Organizations

          BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (formerly known as The Winsbury Company Limited Partnership d/b/a The Winsbury Company) (the "Distributor"), an affiliate of the Administrator, serves as the Distributor of the Portfolio's Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, sells Shares of the Portfolio on a continuous basis. The Distributor has agreed to use appropriate efforts to solicit orders for the sale of Shares. With respect to the Portfolio's Trust Shares, no compensation is payable by the Fund to the Distributor for distribution services. With respect to the Portfolio's Investor A Shares, the Distributor is entitled to receive a portion of the front-end sales charge or contingent deferred sales charge imposed on such Shares. In addition, under the Distribution and Services Plan for Investor A Shares described below, the Distributor is entitled to a distribution fee at the annual rate of .10% for distribution services. (For information regarding the distribution services provided and distribution fees payable thereunder, see "Distribution and Services Plan" under "Management of the Fund" in the Prospectuses and "The Plans" below).

The Plans

Distribution and Services Plan

          As described in the Prospectuses, the Fund has adopted a Distribution and Services Plan with respect to Investor A Shares of the Portfolio pursuant to the 1940 Act and Rule 12b-1 thereunder. Any material amendment to the Plan or arrangements with the Distributor or Service Organizations (which may include Selected Dealers and affiliates of the Fund's Adviser) must be approved by a majority of the Board of Directors, including a majority of the directors who are not "interested persons" of the Fund as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors") and by a majority of the Investor A Shares of the Portfolio. Pursuant to the Plan, the Fund may enter into Servicing Agreements with broker-dealers and other organizations ("Servicing Agreements") that purchase Investor A Shares of the Portfolio. The Servicing Agreements provide that the Servicing Organizations will render certain shareholder administrative support services to their customers who are the record or beneficial owners of Investor A Shares. Services provided pursuant to the Servicing Agreements may include such services as providing information periodically to customers showing their positions in Investor A Shares and monitoring services for their customers who have invested in Investor A Shares, including the operation of telephone lines for daily quotations of return information.

Administrative Services Plan

          As stated in the Prospectuses, an Administrative Services Plan has been adopted with respect to Trust Shares of the Portfolio. Pursuant to the Plan and the Distribution and Services Plan described above, the Fund may enter into Servicing Agreements with banks, trust departments, and other financial institutions ("Trust Servicing Agreements") and with broker-dealers and other organizations ("Servicing Agreements") that purchase Trust Shares or Investor A Shares of the Portfolio, respectively. The Servicing Agreements provide that the Service Organizations will render certain shareholder administrative support services to their customers who are the record or beneficial owners of Trust Shares or Investor A Shares, respectively. Services provided pursuant to the Servicing Agreements may include some or all of the following services: (i) processing dividend and distribution payments from the Portfolios on behalf of customers; (ii) providing information periodically to customers showing their positions in Trust or Investor A Shares; (iii) arranging for bank wires; (iv) responding to routine customer inquiries relating to services performed by the particular Service Organization; (v) providing sub-accounting with respect to Shares owned of record or beneficially by customers or the information necessary for sub-accounting; (vi) as required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers;
(vii) forwarding to customers proxy statements and proxies containing any proposals regarding Servicing Agreements or the related Plan; (viii) aggregating and processing purchase, redemption, and exchange requests from customers and placing net purchase and redemption orders with the Fund's Distributor; (ix) providing customers with a service that invests the assets of their accounts in Shares pursuant to specific or pre-authorized instructions; (x) maintaining records relating to each customer's share transactions; or (xi) other similar services if requested by the Fund and permitted by law. In addition, Service Organizations may also provide dedicated facilities and equipment in various local locations to serve the needs of investors, including walk-in facilities, 800 numbers, and communication systems to handle shareholder inquiries, and in connection with such facilities, provide on-site management personnel and monitoring services for their customers who have invested in Investor A Shares, including the operation of telephone lines for daily quotations of return information.

          The Portfolio's Administrative Services Plan is an administrative support services plan. Pursuant to the Plans, the Portfolio's arrangements with the Service Organizations must be approved annually by a majority of the Fund's Directors, including a majority of the Directors who are not "interested persons" of the Fund as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors").

Other Plan Information

          The Board of Directors has approved each Plan and its respective arrangements with the Distributor and Service Organizations based on information provided by the Fund's service contractors that there is a reasonable likelihood that these Plans and arrangements will benefit the Portfolio and its shareholders. Pursuant to each Plan, the Board of Directors reviews, at least quarterly, a written report of the amounts of distribution fees and/or servicing fees expended pursuant to each Plan and the Service Organizations and the purposes for which the expenditures were made. So long as the Fund has one or more of the above described Plans in effect, the selection and nomination of the members of the Board of Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund will be committed to the discretion of such Disinterested Directors.

          Depending upon the terms governing the particular customer accounts, Service Organizations, Selected Dealers, and other institutions may also charge their customers directly for cash management and other services provided in connection with the accounts, including, for example, account maintenance fees, compensating balance requirements, or fees based upon account transactions, assets, or income. An investor should therefore read the Prospectuses and this Statement of Additional Information in light of the terms of his or her account with a Service Organization, Selected Dealer, or other institution before purchasing Trust or Investor A Shares of the Portfolio.


                              INDEPENDENT AUDITORS

          For the fiscal year ended November 30, 1994, KPMG Peat Marwick LLP, certified public accountants, with offices at Two Nationwide Plaza, Columbus, Ohio 43215, served as independent auditors for the Fund. KPMG Peat Marwick LLP performs an annual audit of the Fund's financial statements and provides other services related to filings with respect to securities regulations. Reports of its activities are provided to the Fund's Board of Directors.


                                    COUNSEL

          Drinker Biddle & Reath (of which Mr. McConnel, Secretary of the Fund, is a partner), Suite 1100, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496, is counsel to the Fund and will pass upon certain legal matters on its behalf.

                                 MISCELLANEOUS

          As of December 20, 1995, Mercantile held of record 100.401% and 33.439% of the outstanding Institutional and Trust shares, respectively, in the Money Market Portfolio; 83.446% and 50.175% of the outstanding Institutional and Trust shares, respectively, in the Treasury Money Market Portfolio;
98.154% and 96.874% of the outstanding Institutional and Trust shares, respectively, in the Growth & Income Equity Portfolio; 99.012% and 66.094% of the outstanding Institutional and Trust shares, respectively, in the Emerging Growth Portfolio; 99.680% and 96.845% of the outstanding Institutional and Trust shares, respectively, in the Government & Corporate Bond Portfolio; 99.998% and 92.657% of the outstanding Institutional and Trust shares, respectively, in the U.S. Government Securities Portfolio; 99.879% and
96.081% of the outstanding Institutional and Trust shares, respectively, in the Balanced Portfolio; 96.762% and 95.097% of the outstanding Institutional and Trust shares, respectively, in the International Equity Portfolio; 99.999% of the outstanding Trust shares in the Short-Intermediate Municipal Portfolio; 69.976% of the outstanding Trust shares in the Tax-Exempt Money Market Portfolio; and 99.999% of the outstanding Trust shares in the Missouri Tax-Exempt Bond Portfolio, as fiduciary or agent on behalf of its customers. Mercantile is a wholly owned subsidiary of Mercantile Bancorporation Inc., a Missouri corporation. Under the 1940 Act, Mercantile may be deemed to be a controlling person of the Fund.

          As of the same date, the following institutions also owned of record 5% or more of the Money Market Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - First Fidelity Bank NA, Broad & Walnut Streets, Philadelphia, PA 19109 (16.565%); Hawaiian Trust Company Ltd., 783 Funds Accounting, P.O. Box 3170, Honolulu, HI 96802-3170 (12.966%); American Trust Co. of Hawaii Inc., Trust Short-Term Investment Fund, P.O. Box 3170, Honolulu, HI 96802-3170 (5.648%); Investor A Shares - BHC Securities, Attn: Cash Balance Sweep Dept., One Commerce Square, 11th
Floor, 2005 Market Street, Philadelphia, PA 19103 (90.883%); Mercantile Investment Services, Inc., Firm Capital Account, Attn: Judy Horbelt, P.O. Box 790121, St. Louis, MO 63179-6121 (5.718%);

          As of the same date, the following institutions also owned of record 5% or more of the Treasury Money Market Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Institutional Shares - Wasab & Co., Attn: Luann Ray, P.O.Box 88, Waterloo, IA 50704 (16.534%); Trust Shares - American Trust Co. of Hawaii Inc., Trust Short-Term Investment Fund, P.O. Box 3170, Honolulu, HI 96802-3170 (8.850%); Hawaiian Trust Company Ltd., 783 Funds Accounting, P.O. Box 3170, Honolulu, HI 96802-3170 (8.395%); Express Scripts, Inc., Attn: Joe Plum, 14000 Riverport Drive, Maryland Heights, MO 63043 (8.934%); City of St.

Louis, Airport Revenue Fund, Attn:  Kenneth L. Below, Room 2200 City Hall, 101
S. Tucker, St. Louis, MO 63013 (10.913%); Investor A Shares -BHC Securities Inc., Attn: Cash Balance Sweep Dept., 1 Commerce Square, 11th Floor, 2005 Market Street, Philadelphia, PA 19103 (74.377%); Mercantile Bank of St. Louis NA, Custodian Richard E. Crippa Rollover IRA, 2948 Castelford Drive, Florissant, MO 63033 (20.516%).

          As of the same date, the following institutions also owned of record 5% or more of the Tax-Exempt Money Market Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - Hawaiian Trust Company Ltd., 783 Funds Accounting, P.O. Box 3170, Honolulu, HI 96802-3170
(10.225%); Thompson & Mitchell, Attn:   Mary Ann Hallman, One Mercantile Center,
St. Louis, MO  63101 (5.3%); Investor A Shares - BHC Securities Inc., Attn:
Cash Balance Sweep Dept., 1 Commerce Square, 11th Floor, 2005 Market Street, Philadelphia, PA 19103 (85.509%); Charles H. Weiss, Trustee Charles H. Weiss Trust, UA Dated 08/15/72, 1209 Washington Avenue, St. Louis, MO 63103-1934 (12.058%).

          As of the same date, the following institutions also owned of record 5% or more of the International Equity Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Investor A Shares - Mercantile Bank of St. Louis NA, Custodian James L. Jones Rollover IRA, 1432 Fair Meadows Lane, St. Louis, MO 63138 (10.948%); BHC Securities Inc., Trade House Acct., 2005 Market Street, Philadelphia, PA 19103 (45.014%); Frances Dakers, 200 E. 89th St., 28D, New York, NY 10128 (17.423%); Investor B Shares - BHC Securities, Inc., FAO 24252597, Attn: Mutual Funds Dept., One Commerce
Square, Suite 1200, Philadelphia, PA  19103 (8.955%); BHC Securities, Inc.,
FAO 24126127, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (7.830%); Mercantile Bank of St. Louis NA, Custodian Darwin E. Earnest Rollover IRA, 14625 La Quinta, Grandview, MO 64030 (6.399%); BHC Securities Inc., FAO 24275966, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (5.903%); BHC Securities Inc., FAO 24283805, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (8.425%).

          As of the same date, the following institutions also owned of record 5% or more of the Growth & Income Equity Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Investor A Shares - BHC Securities Inc., Trade House Account, Attn: Mutual Fund Dept., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103 (27.566%); Investor B Shares - BHC Securities Inc., FAO 24282580, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (11.033%).

          As of the same date, the following institutions also owned of record 5% or more of the Emerging Growth Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - State Street Bank & Trust Co., Trustee Pioneer Hi-Bred International Savings Plan Trust, One Enterprise Drive, Mail Stop D13, North Quincy, MA 02171 (13.466%); Investor A Shares - BHC Securities Inc., Trade House Account, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103 (45.754%).

          As of the same date, the following institutions also owned of record 5% or more of the U.S. Government Securities Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - First American Bank of Louisiana, Attn: Gerald Ferrar, P.O. Box 7232, Monroe, LA 71211 (6.979%); Investor A Shares - BHC Securities Inc., Trade House Account, Attn:
Mutual Funds Dept., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103 (12.7917%); Mercantile Bank of St. Louis NA, Custodian Edmund C. Albrecht, Jr. IRA, 17 Outer Ladue Dr., St. Louis, MO 63131 (5.19%); Mercantile Bank of St. Louis NA, Custodian Robert W. Davis Rollover IRA, 818 Broadway, Elsberry, MO 63343-1109 (5.729%); Investor B Shares - BHC Securities Inc., FAO 24293753,
Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103 (10.155%); BHC Securities Inc., FAO 24289384, Attn:
Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (5.226%); BHC Securities Inc., FAO 24127532, Attn:
Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (13.729%); Mercantile Bank of St. Louis NA, Custodian Patricia A. Eggers IRA, 2003 Meadows Road, Poplar Bluff, MO 63901 (5.749%); BHC Securities Inc., FAO 24293550, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (10.167%); BHC Securities Inc., FAO 24292032, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (5.812%); BHC Securities Inc., FAO 24275966, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (14.117%); BHC Securities Inc., FAO 24292027, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (5.812%); BHC Securities Inc., FAO 24286253,
Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (20.854%).

          As of the same date, the following institutions also owned of record 5% or more of the Balanced Portfolio's outstanding share as fiduciary or agent on behalf of their customers: Investor A Shares - Mercantile Bank of St. Louis NA, Custodian Edmund J. Markevicius Rollover IRA, 17 Agate Avenue, Worcester, MA 01604 (6.716%); BHC Securities Inc., Trade House Account, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103 (17.202%); Investor B Shares - Mercantile Bank of St. Louis NA, Custodian William J. Sipe IRA, 4606 Zebra Lane, St. Joseph, MO

64506 (13.213%); BHC Securities Inc., FAO 24123548, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (41.319%); BHC Securities Inc., FAO 24318923, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103; Mercantile Bank of St. Louis NA, Custodian Brian A. Bundy IRA, 1807 Hilltop Dr., St. Joseph, MO 64505 (14.369%); Mercantile Bank of St. Louis NA, Custodian Gary
D. Combs Rollover IRA, 3026 Cronkite Rd., St. Joseph, MO  64506 (6.793%).

          As of the same date, the following institutions also owned of record 5% or more of the Government & Corporate Bond Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Investor A Shares - BHC Securities Inc., Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103 (11.246%); Investor B Shares - Mercantile Bank of St. Louis NA, Custodian Ruth Ann Darby IRA, Rt. 1, Box 84, Hughesville, MO 65334 (5.892%); Robert L. Branyan and Helen B. Branyan, Trustees Robert L. and Helen B. Branyan Trust, UA Dated 6/24/93, RR2, Box 239, Sunrise Beach, MO 65079 (5.237%); BHC Securities Inc., FAO 24284744, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (12.511%); BHC Securities Inc., FAO 24294267, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (26.43%); Mark A. Ritsema and Christina M. Ritsema JTWROS, 1023 W. 7th, Sedalia, MO 65301 (6.182%); BHC Securities Inc., FAO 24273057, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (5.462%); Mercantile Bank of St. Louis NA, Custodian Darrell F. Vansell IRA, RR2, Box 214D, Versailles, MO 65084 (6.54%); BHC Securities Inc., FAO 24293550, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (7.973%).

          As of the same date, the following institutions also owned of record 5% or more of the Short - Intermediate Municipal Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Investor A Shares - James Sutton, P.O. Box 2465, Inverness, FL 34451-2465 (87.841%); BISYS Fund Services Ohio, Inc., Attn: Fund Administration and Regulatory Services, 3435 Stelzer Road, Columbus, OH 43219 (12.158%).

          As of the same date, the following institutions also owned of record 5% or more of the Missouri Tax-Exempt Bond Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Investor A Shares - BHC Securities Inc., Trade House Account, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103 (27.089%); Investor B Shares - BHC Securities Inc., FAO 24126820, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (11.451%); BHC Securities Inc., FAO 24290804, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103

(23.424%); BHC Securities Inc., FBO 24282580, Attn: Mutual Funds Dept., 100 N. 20th Street, Philadelphia, PA 19103 (7.027%); BHC Securities Inc. FAO
24286677, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (14.091%); BHC Securities Inc., FAO 24124029, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (5.966%); BHC Securities Inc., FAO 24318796,
Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (6.098%).

          On the basis of information received from these institutions, the Fund believes that substantially all of the shares owned of record were also beneficially owned by these institutions because they possessed or shared voting or investment power with respect to such shares on behalf of their underlying accounts.

          As used in the Statement of Additional Information and in the Prospectuses of the same date, "assets belonging to a Portfolio" means the consideration received by the Fund upon the issuance or sale of Shares in that Portfolio, together with all income, earnings, profits and proceeds derived from the investment thereof, including any proceeds from the sale, exchange or liquidation of such investments, any funds or payments derived from any reinvestments of such proceeds, and a portion of any general assets of the Fund not belonging to a particular Portfolio. Assets belonging to a particular Portfolio are charged with the direct liabilities in respect of that Portfolio and with a share of the general liabilities of the Fund which are normally allocated in proportion to the relative net asset levels of the respective Portfolios. Determinations by the Board of Directors as to the direct and allocable liabilities, and allocable portion of any general assets, with respect to a particular Portfolio are conclusive.

                                  Appendix A
                                  ----------

                            DESCRIPTION OF RATINGS

     The following summarizes the highest four ratings used by Standard & Poor's Ratings Group, Division of McGraw Hill for bonds:

     "AAA" - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

     "AA" - Debt rated "AA" is considered to have a very strong capacity to pay interest and repay principal and differs from "AAA" issues only in a small degree.

     "A" - Debt rated "A" is considered to have a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     "BBB" - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

     To provide more detailed indications of credit quality, the "AA," "A" and "BBB" ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

     The following summarizes the highest four ratings used by Moody's Investors Service, Inc. for bonds:

     "Aaa" - Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa" - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     "A" - Bonds which are rated "A" are deemed to possess many favorable investment attributes and are considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     "Baa" - Bonds that are rated "Baa" are considered as medium grade obligations: i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Moody's applies numerical modifiers ("1," "2" and "3") with respect to bonds rated "Aa", "A" and "Baa". The modifier "1" indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the bond ranks in the lower end of its generic rating category.

     Duff & Phelps Credit Rating Co. ("D&P") uses "AAA" as the highest rating for corporate bonds. Securities rated "AAA" are of the highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt. Securities rated "AA" are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. Securities rated "A" have protection factors that are average but adequate. However, risk factors are more variable and greater in periods of economic stress. Securities rated "BBB" have below average protection factors but are still considered sufficient for prudent investment. Considerable variability in risk exists during economic cycles.
The rating "AA", "A" and "BBB" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standing within the major rating categories.

     Fitch Investors Service, Inc. ("Fitch")uses "AAA" as the highest rating for corporate bonds. Bonds rated "AAA" considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated "AA" are considered to be investments grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+". Bonds rated "A" considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated "BBB" are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     The rating "SP-1" is the highest rating assigned by Standard & Poor's to municipal notes and indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation. The rating "SP-2", the second highest rating assigned by Standard & Poor's to municipal notes, indicates a satisfactory capacity to pay principal and interest.

     The following summarizes the highest ratings used by Moody's for short-term notes and variable rate demand obligations:

     "MIG-1/VMIG-1" -- Obligations bearing these designations are of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     "MIG-2/VMIG-2" -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

     The two highest rating categories of D&P for short-term debt are "Duff 1" and "Duff 2." D&P employs three designations, "Duff 1+," "Duff 1" and "Duff 1-," within the highest rating category. "Duff 1+" indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of fund, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." "Duff 1" indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. "Duff 1-" indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. "Duff 2" indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

     The following summarizes the two highest rating categories used by Fitch for short-term obligations:

     "F-1+" securities possess exceptionally strong credit quality. Issues assigned this rating are regarded has having the strongest degree of assurance for timely payment.

     "F-1" securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

     Commercial paper rated "A" by Standard & Poor's is regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1," "2" and "3" to indicate the relative degree of safety. The "A-1" designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. The "A-2" designation indicates that the capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

     The ratings "Prime" and "Prime-2" are the highest commercial paper ratings assigned by Moody's. Issuers rated "Prime-1" (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated "Prime 2" (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations.

      D&P commercial paper ratings apply to all obligations with maturities of under one year. The ratings "Duff 1" and "Duff 2" are the two highest commercial paper rating assigned by D&P. D&P employs three designations, "Duff 1 plus", "Duff 1" and "Duff 1 minus", within the highest rating category. "Duff 1 plus" indicates the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or ready access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." "Duff 1" indicates very high certainty of timely payment. Liquidity factors are excellent and supported by strong fundamental protection factors. Risk factors are considered to be minor. "Duff 1 minus" indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. "Duff 2" indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital market is good. Risk factors are small.

     Fitch designates "F-1+" and "F-1" the two highest commercial paper ratings. "F-1+" securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. "F-1" securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

                                  APPENDIX B
                                  ----------


     The Portfolio may enter into futures contracts and options for hedging purposes in furtherance of its investment objective as stated in the Prospectuses. Such transactions are described further in this Appendix.

I.   Interest Rate Futures Contracts.
     -------------------------------

     Use of Interest Rate Futures Contracts.  Bond prices are established
     --------------------------------------
in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly
predictable relationships.   Accordingly, each Portfolio may use interest rate
futures as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

     The Portfolio presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Portfolio, through using futures contracts. The Portfolio would engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. The Portfolio would engage in an interest rate futures contract purchase when it is not fully invested in long-term bonds but wishes to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, for example, shorter-term securities whose yields are greater than those available on long-term bonds.

     Description of Interest Rate Futures Contracts.  An interest rate
     ----------------------------------------------
futures contract sale would create an obligation by the Portfolio, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Portfolio, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

     Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Portfolio's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Portfolio is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Portfolio pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Portfolio's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Portfolio realizes a gain, and if the purchase price exceeds the offsetting sale price, the Portfolio realizes a loss.

     Interest rate futures contracts are traded in an auction environment on the floors of several exchanges - principally, the Chicago Board of Trade and the Chicago Mercantile Exchange. The Portfolio would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

     A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. The Portfolios may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments.

II.  Municipal Bond Index Futures Contracts
     --------------------------------------

     A municipal bond index assigns relative values to the bonds included in the index and the index fluctuates with changes in the market values of the bonds so included. The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the Commodity Futures Trading Commission. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

     The Portfolio will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. The Portfolio may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Portfolio will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, the Portfolio will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

     Closing out a futures contract sale prior to the settlement date may be effected by the Portfolio's entering into a futures contract purchase for the same aggregate amount of the index involved and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Portfolio is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Portfolio pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Portfolio's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Portfolio realizes a gain, and if the purchase price exceeds the offsetting sale price, the Portfolio realizes a loss.

Example of a Municipal Bond Index Futures Contract
--------------------------------------------------

     Consider a portfolio manager holding $1 million par value of each of the following municipal bonds on February 2 in a particular year.

                                                         Current Price
                                                          (points and
                                              Maturity  thirty-seconds
Issue                 Coupon    Issue Date      Date      of a point)
--------------------  ------   -------------  --------  ---------------
Ohio HFA               9 3/8      5/05/83      5/1/13         94-2
NYS Power              9 3/4      5/24/83      1/1/17        102-0
San Diego, CA IDR     10          6/07/83      6/1/18        100-14
Muscatine, IA Elec    10 5/8      8/24/83      1/1/08        103-16
Mass Health & Ed      10          9/23/83      7/1/16        100-12


     The current value of the portfolio is $5,003,750.

     To hedge against a decline in the value of the portfolio, resulting from a rise in interest rates, the portfolio manager can use the municipal bond index futures contract. The current value of the Municipal Bond Index is 86-09. Suppose the portfolio manager takes a position in the futures market opposite to his or her cash market position by selling 50 municipal bond index futures contracts (each contract represents $100,000 in principal value) at this price.

     On March 23, the bonds in the portfolio have the following values:

            Ohio HFA              81-28
            NYS Power             98-26
            San Diego, CA IDB     98-11
            Muscatine, IA Elec    99-24
            Mass Health & Ed      97-18

     The bond prices have fallen, and the portfolio has sustained a loss of $130,312. This would have been the loss incurred without hedging. However, the Municipal Bond Index also has fallen, and its value stands at 83-27. Suppose now the portfolio manager closes out his or her futures position by buying back 50 municipal bond index futures contracts at this price.

     The following table provides a summary of transactions and the results of the hedge.

                        Cash Market           Futures Market
                   ---------------------  ----------------------

     February 2    $5,003,750 long posi-  Sell 50 Municipal Bond
                   tion in municipal      futures contracts at
                   bonds                  86-09

     March 23      $4,873,438 long posi-  Buy 50 Municipal Bond
                   tion in municipal      futures contracts at
                   bonds                  83-27
                   ---------------------  ----------------------
                   $130,312 Loss          $121,875 Gain

     While the gain in the futures market did not entirely offset the loss in the cash market, the $8,437 loss is significantly lower than the loss which would have been incurred without hedging.

     The numbers reflected in this appendix do not take into account the effect of brokerage fees or taxes.

III. Margin Payments.
     ---------------

     Unlike when the Portfolio purchases or sells a security, no price is paid or received by the Portfolio upon the purchase or sale of a futures contract. Initially, the Portfolio will be required to deposit with the broker or in a segregated account with the Fund's custodian an amount of cash or cash equivalents, the value of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-market. For example, when the Portfolio has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Portfolio will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Portfolio has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Portfolio would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Portfolio's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Portfolio, and the Portfolio realizes a loss or gain.

IV.  Risks of Transactions in Futures Contracts
     ------------------------------------------

     There are several risks in connection with the use of futures by the Portfolio as hedging devices. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the futures may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Portfolio will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Portfolio may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the investment adviser. Conversely, the Portfolio may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser. It is also possible that, where the Portfolio had sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the Portfolio may decline. If this occurred, the Portfolio would lose money on the futures and also experience a decline in value in its portfolio securities.

     Where futures are purchased to hedge against a possible increase in the price of securities before the Portfolio is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Portfolio then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Portfolio will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

     In instances involving the purchase of futures contracts by the Portfolio, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund's custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

     In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the adviser may still not result in a successful hedging transaction over a short time frame.

     Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Portfolio intends to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

     Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

     Successful use of futures by the Portfolio is also subject to the Adviser's ability to predict correctly movements in the direction of the market. For example, if the Portfolio has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Portfolio will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

V.   Accounting Treatment.
     --------------------

     Accounting for futures contracts and options will be in accordance with generally accepted accounting principles.

THE ARCH FUND, INC.
SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO
INVESTOR A SHARES

                             FINANCIAL HIGHLIGHTS

                                                                       7/11/95
                                                                       THROUGH
                                                                    10/31/95 (A)
                                                                 -------------------
                                                                    (UNAUDITED)
   NET ASSET VALUE, BEGINNING OF PERIOD                         $             10.00
                                                                 -------------------
   INVESTMENT ACTIVITIES
     NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                           0.01
                                                                 -------------------
   NET ASSET VALUE, END OF PERIOD                               $             10.01
                                                                 ===================
   TOTAL RETURN (EXCLUDES SALES CHARGE) (B)                                    0.10 %

   ANNUALIZED RATIOS / SUPPLEMENTAL DATA:
   NET ASSETS, END OF PERIOD                                    $                10
   RATIO OF EXPENSES TO AVERAGE NET ASSETS (INCLUDING WAIVERS)                 0.00 %
   RATIO OF EXPENSES TO AVERAGE NET ASSETS (BEFORE WAIVERS)*                   0.00 %
   RATIO OF NET INVESTMENT INCOME
        TO AVERAGE NET ASSETS (INCLUDING WAIVERS)                              0.00 %
   RATIO OF NET INVESTMENT INCOME
        TO AVERAGE NET ASSETS (BEFORE WAIVERS)*                                0.00 %

   PORTFOLIO TURNOVER                                                          0.00 %

(A) PERIOD FROM COMMENCEMENT OF OPERATIONS.
(B) NOT ANNUALIZED.



SEE NOTES TO FINANCIAL STATEMENTS.

THE ARCH FUND, INC.
SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO
TRUST SHARES

                             FINANCIAL HIGHLIGHTS

                                                                           7/11/95
                                                                           THROUGH
                                                                        10/31/95 (A)
                                                                     -------------------
                                                                         (UNAUDITED)
   NET ASSET VALUE, BEGINNING OF PERIOD                             $             10.00
                                                                     -------------------
   INVESTMENT ACTIVITIES
     NET INVESTMENT INCOME                                                         0.11
     NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                               0.02
                                                                     -------------------
       TOTAL FROM INVESTMENT ACTIVITIES                                            0.13
                                                                     -------------------
   DISTRIBUTIONS
     FROM NET INVESTMENT INCOME                                                   (0.11)
                                                                     -------------------
   NET ASSET VALUE, END OF PERIOD                                   $             10.02
                                                                     ===================
   TOTAL RETURN (C)                                                                1.31 %

   ANNUALIZED RATIOS / SUPPLEMENTAL DATA:
   NET ASSETS, END OF PERIOD (000)                                  $            22,289
   RATIO OF EXPENSES TO AVERAGE NET ASSETS (INCLUDING WAIVERS) (B)                 0.50 %
   RATIO OF EXPENSES TO AVERAGE NET ASSETS (BEFORE WAIVERS)(B)*                    1.45 %
   RATIO OF NET INVESTMENT INCOME
        TO AVERAGE NET ASSETS (INCLUDING WAIVERS)(B)                               3.72 %
   RATIO OF NET INVESTMENT INCOME
        TO AVERAGE NET ASSETS (BEFORE WAIVERS)(B)*                                 2.77 %

   PORTFOLIO TURNOVER                                                              0.00 %




(A) PERIOD FROM COMMENCEMENT OF OPERATIONS.
(B) ANNUALIZED.
(C) NOT ANNUALIZED.
* DURING THE PERIOD FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIOS WOULD HAVE BEEN AS INDICATED.



SEE NOTES TO FINANCIAL STATEMENTS.

THE ARCH FUND, INC.

                      STATEMENT OF ASSETS AND LIABILITIES
                               OCTOBER 31, 1995
                                  (UNAUDITED)

                                                                       SHORT-
                                                                    INTERMEDIATE
                                                                      MUNICIPAL
                                                                      PORTFOLIO
                                                                -------------------
   ASSETS
      INVESTMENT SECURITIES AT VALUE                            $        24,354,881
      CASH                                                                       58
      RECEIVABLES
         ACCRUED INCOME                                                     267,153
         INCOME RECEIVABLE                                                    9,103
      OTHER ASSETS                                                           19,398
                                                                 -------------------
            TOTAL ASSETS                                                 24,650,593
                                                                 -------------------
   LIABILITIES
      PAYABLES
         INCOME DISTRIBUTION PAYABLE                                         68,075
         INVESTMENT SECURITIES PURCHASED                                  2,272,044
         ACCRUED EXPENSES                                                    12,039
         OTHER PAYABLES                                                       9,103
                                                                 -------------------
            TOTAL LIABILITIES                                             2,361,261
                                                                 -------------------
   NET ASSETS                                                   $        22,289,332
                                                                 ===================
   CAPITAL SHARES OUTSTANDING
          INVESTOR A SHARES                                                       1
          TRUST SHARES                                                    2,225,500
                                                                 -------------------
            TOTAL                                                         2,225,501
                                                                 ===================
   NET ASSET VALUE PER SHARE
         INVESTOR A SHARES                                      $             10.01
                                                                 ===================
         TRUST SHARES                                           $             10.02
                                                                 ===================
   MAXIMUM SALES CHARGE - INVESTOR A SHARES                                    2.50%
   MAXIMUM OFFERING PRICE (100%/(100%-MAXIMUM SALES CHARGE)
          OF NET ASSET VALUE) PER SHARE - INVESTOR A SHARES     $             10.27
                                                                 ===================


SEE NOTES TO FINANCIAL STATEMENTS.

THE ARCH FUND, INC.

                            STATEMENT OF OPERATIONS
                   FOR THE PERIOD ENDED OCTOBER 31, 1995 (A)
                                  (UNAUDITED)

                                                                         SHORT-
                                                                      INTERMEDIATE
                                                                        MUNICIPAL
                                                                        PORTFOLIO
                                                                   -------------------
   INVESTMENT INCOME:
      INCOME:
         INVESTMENT INCOME                                         $          213,444
                                                                   -------------------
            TOTAL INCOME                                                      213,444
      EXPENSES:
         INVESTMENT ADVISORY FEES                                              27,844
         ADMINISTRATION FEES                                                   10,125
         ADMINISTRATIVE SERVICE FEES - TRUST SHARES                            15,188
         CUSTODIAN FEES                                                         2,168
         ACCOUNTING FEES                                                        2,705
         LEGAL FEES                                                             1,630
         AUDIT FEES                                                               994
         ORGANIZATION COSTS                                                     1,808
         TRUSTEES' FEES                                                           437
         TRANSFER AGENT FEES                                                    1,841
         REGISTRATION & FILING FEES                                             3,958
         PRINTING COSTS                                                         4,537
         OTHER                                                                    221
         EXPENSES VOLUNTARILY REDUCED                                         (48,114)
                                                                   -------------------
            TOTAL EXPENSES                                                     25,342
                                                                   -------------------
   NET INVESTMENT INCOME                                                      188,102
                                                                   -------------------
   REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
            NET REALIZED GAIN (LOSS) FROM INVESTMENT TRANSACTIONS                   0
                                                                   -------------------
            CHANGE IN UNREALIZED APPRECIATION(DEPRECIATION)                    91,160
                                                                   -------------------
   NET REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS                       91,160
                                                                   -------------------
   CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                  $          279,262
                                                                   ===================




(A) PERIOD FROM COMMENCEMENT OF OPERATIONS, 7/11/95 THROUGH 10/31/95. SEE NOTES TO FINANCIAL STATEMENTS.

THE ARCH FUND, INC.

                      STATEMENT OF CHANGES IN NET ASSETS
                   FOR THE PERIOD ENDED OCTOBER 31, 1995 (A)
                                  (UNAUDITED)

                                                                       SHORT-
                                                                    INTERMEDIATE
                                                                      MUNICIPAL
                                                                      PORTFOLIO
                                                                 -------------------
   OPERATIONS:
      NET INVESTMENT INCOME                                     $           188,102
      CHANGE IN UNREALIZED APPRECIATION OF INVESTMENTS                       91,160
                                                                 -------------------
         CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                     279,262
                                                                 -------------------
   DISTRIBUTIONS:
      FROM NET INVESTMENT INCOME                                           (188,102)
      FROM NET REALIZED GAIN ON INVESTMENTS                                       0
                                                                 -------------------
         TOTAL DISTRIBUTIONS                                               (188,102)
                                                                 -------------------
   CHANGE FROM CAPITAL SHARE TRANSACTIONS:
      ISSUED - REGULAR                                                   22,472,081
      ISSUED - IN LIEU OF CASH DISTRIBUTIONS                                  5,359
      REDEEMED - REGULAR                                                   (279,268)
                                                                 -------------------
         CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS            22,198,172
                                                                 -------------------
   TOTAL CHANGE IN NET ASSETS                                            22,289,332
   NET ASSETS BEGINNING OF PERIOD                                                 0
                                                                 -------------------
   NET ASSETS END OF PERIOD                                     $        22,289,332
                                                                 ===================

   SHARE TRANSACTIONS
     ISSUED                                                               2,253,057
     REINVESTED                                                                 537
     REDEEMED                                                               (28,093)
                                                                 -------------------
   CHANGE IN SHARES                                                       2,225,501
                                                                 ===================


(A) PERIOD FROM COMMENCEMENT OF OPERATIONS, 7/11/95 THROUGH 10/31/95. SEE NOTES TO FINANCIAL STATEMENTS.

THE ARCH FUNDS, INC.
SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO

  SECURITY NO                                                                                                                YIELD
    SHARES/                              DESCRIPTION                          BOOK VALUE               MARKET VALUE           AT
   PAR VALUE           LOT ID              ACQUISITION DATE         CF     UNIT        TOTAL         UNIT        TOTAL       MARKET
---------------   -----------------------------------------------------  --------   ------------   --------   -----------  ---------
MUNICIPAL NOTES
   ALASKA

033160SZ6         ANCHORAGE, ALASKA
                  5.40%, 8/01/98
                  DTD 6/15/92
   300,000.000         225370                      07/26/95              103.196      309,587.88

   300,000.000      TOTAL SECURITY                                                    309,587.88              309,375.00        5.24

                  TOTAL ALASKA                                                        309,587.88              309,375.00        5.24

   COLORADO

051598AV2         AURORA-COLORADO SPRN
                  5.40%, 9/01/98
                  DTD 6/15/92
   390,000.000         225377                      07/26/95              102.783      400,853.46

   390,000.000      TOTAL SECURITY                                                    400,853.46              402,675.00        5.23

                  TOTAL COLORADO                                                      400,853.46              402,675.00        5.23

   ILLINOIS

167560ED9         CHICAGO, ILLINOIS WATER REVENUE
                  4.70%, 12/01/99
                  DTD 3/1/93   DID @ 99.715
   500,000.000         225375                      07/27/95              101.469      507,346.75

   500,000.000      TOTAL SECURITY                                                    507,346.75              506,250.00        4.64

452148ME6         ILLINOIS STATE GENERAL OBLIGATIONS REFUNDING BONDS
                  5.60%, 10/1/99
   400,000.000         231513                      08/29/95              104.252      417,006.65

   400,000.000      TOTAL SECURITY                                                    417,006.65              418,500.00        5.35

452149TC1         ILLINOIS STATE GENERAL OBLIGATIONS BONDS
                  5.25%, 4/1/01

THE ARCH FUNDS, INC.
SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO

  SECURITY NO                                                                                                                YIELD
    SHARES/                              DESCRIPTION                          BOOK VALUE               MARKET VALUE           AT
   PAR VALUE           LOT ID              ACQUISITION DATE         CF     UNIT        TOTAL         UNIT        TOTAL       MARKET
---------------   -----------------------------------------------------  --------   ------------   --------   -----------  ---------
                  DTD 3/1/94
   400,000.000         222363                      07/11/95              102.577      410,306.82

   400,000.000      TOTAL SECURITY                                                    410,306.82               414,000.00      5.07

                  TOTAL ILLINOIS                                                    1,334,660.22             1,338,750.00      5.00

     INDIANA

625854BJ2         MUNCIE, INDIANA SCHOOL BOARD
                  4.95%, 1/15/02
                  DTD 7/15/92
   500,000.000         225373                      07/27/95              100.000      500,000.00

   500,000.000      TOTAL SECURITY                                                    500,000.00               505,625.00       4.89

                  TOTAL INDIANA                                                       500,000.00               505,625.00       4.89

     IOWA

689733BD4         OTTUMWA COUNTY, IOWA
                  5.10%, 6/01/01
                  DTD 8/1/95   S/D
   425,000.000         224591                      07/20/95              102.177      434,253.54

   425,000.000      TOTAL SECURITY                                                    434,253.54               439,875.00       4.93

                  TOTAL IOWA                                                          434,253.54               439,875.00       4.93

     KENTUCKY

491098LZ0         KENTON COUNTY, KENTUCKY WATER REVENUE
                  5.60%, 2/01/99
                  DTD 8/1/95 1ST PAY 2/1/96
   380,000.000         225371                      07/26/95              103.576      393,589.85

   380,000.000      TOTAL SECURITY                                                    393,589.85               396,150.00       5.37

                  TOTAL KENTUCKY                                                      393,589.85               396,150.00       5.37

     MAINE

THE ARCH FUNDS, INC.
SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO

  SECURITY NO                                                                                                    YIELD
    SHARES/                     DESCRIPTION                       BOOK VALUE                MARKET VALUE           AT
   PAR VALUE           LOT ID     ACQUISITION DATE      CF     UNIT        TOTAL         UNIT        TOTAL       MARKET
---------------   ----------------------------------------   --------   ------------   --------   ------------  ---------

560458UM1         MAINE MUNI BOND REF
                  4.90%, 11/01/02
                  DTD 6/15/93  OID @ 99.253
   800,000.000            230504            08/25/95          100.580     804,637.73

   800,000.000      TOTAL SECURITY                                        804,637.73                814,000.00      4.82

                  TOTAL MAINE                                             804,637.73                814,000.00      4.82

   MARYLAND

574204KY8         MARYLAND TRANS
                  4.10%, 12/15/00
                  DTD 12/15/93
   400,000.000            222650            07/11/95           98.092     392,368.00

   400,000.000      TOTAL SECURITY                                        392,368.00                392,000.00      4.18

940156UZ3         WASHINGTON SUBURBAN SANITATION DISTRICT
                  MARYLAND SEWER REVENUE
                  5.00%, 06/01/00
   500,000.000            241570            10/25/95          102.535     512,674.59

   500,000.000      TOTAL SECURITY                                        512,720.00                515,625.00      4.85

                  TOTAL MARYLAND                                          905,088.00                907,625.00      4.56

   MICHIGAN

163357DG8         CHELSEA, MICHIGAN
                  5.25%, 5/01/01
                  DTD 7/15/95  S/D
   400,000.000            225369            07/28/95          102.617     410,469.32

   400,000.000      TOTAL SECURITY                                        410,469.32                414,500.00      5.07

490303CS1         KENT CITY MICHIGAN BUILDING AUTHORITY
                  GENERAL OBLIGATIONS
                  4.50%, 12/1/01
   800,000.000            241571            10/25/95          100.000     800,000.00

   800,000.000      TOTAL SECURITY                                        800,000.00                800,000.00      4.50


THE ARCH FUNDS, INC.
SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO

  SECURITY NO                                                                                                                YIELD
    SHARES/                              DESCRIPTION                          BOOK VALUE               MARKET VALUE           AT
   PAR VALUE           LOT ID              ACQUISITION DATE         CF     UNIT        TOTAL         UNIT        TOTAL       MARKET
---------------   -----------------------------------------------------  --------   ------------   --------   ------------ ---------
672423BQ2         OAKLAND COUNTY, MICHIGAN BUILDING AUTHORITY
                  4.75%, 4/01/00
   450,000.000         224217                      07/20/95              100.780      453,510.54

   450,000.000      TOTAL SECURITY                                                    453,510.54                460,125.00     4.65

                  TOTAL MICHIGAN                                                    1,663,979.86              1,674,625.00     4.68

     MINNESOTA

264436EN2         DULUTH, MINNESOTA
                  4.65%, 2/01/02
                  DTD 6/1/95 1ST PAY 2/1/96
   365,000.000         222651                      07/11/95               99.718      363,970.70

   365,000.000      TOTAL SECURITY                                                    363,970.70                367,281.25     4.62

604128WR5         MINNESOTA STATE
                  5.50%, 8/01/98
                  DTD 8/1/95
   500,000.000         225214                      07/25/95              103.470      517,349.42

   500,000.000      TOTAL SECURITY                                                    517,349.42                518,125.00      5.31

                  TOTAL MINNESOTA                                                     881,320.12                885,406.25      5.02

     MISSISSIPPI

605577AJ4         MISSISSIPPI CAPITAL IMPROVEMENT
                  5.00%, 8/01/99
                  DTD 8/1/95 1ST PAY 2/1/96
   500,000.000         225471                      07/26/95              102.387      511,933.78

   500,000.000      TOTAL SECURITY                                                    511,933.78                512,500.00      4.88

                  TOTAL MISSISSIPPI                                                   511,933.78                512,500.00      4.88

     MISSOURI

473138BS3         JEFF COUNTY, MISSOURI S/D
                  4.70%, 3/01/01
                  DTD 8/9/95 1ST PAY 3/1/96


THE ARCH FUNDS, INC.
SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO


  SECURITY NO                                                                                                                YIELD
    SHARES/                              DESCRIPTION                          BOOK VALUE               MARKET VALUE           AT
   PAR VALUE           LOT ID              ACQUISITION DATE         CF     UNIT        TOTAL         UNIT        TOTAL       MARKET
---------------   -----------------------------------------------------  --------   ------------   --------   -----------  ---------
   320,000.000         225631                      07/27/95              100.000      320,000.00
   320,000.000      TOTAL SECURITY                                                    320,000.00               324,000.00       4.64

                  TOTAL MISSOURI                                                      320,000.00               324,000.00       4.64

     NEVADA

846523ND6         SPARKS NEVADA GENERAL OBLIGATIONS
                  4.80%, 3/1/04
                  OID
   900,000.000         233876                      09/12/95              100.000      900,000.00

   900,000.000      TOTAL SECURITY                                                    900,000.00               900,000.00       4.80

940858QF3         WASHOE COUNTY, NEVADA
                  5.30%, 8/01/00
                  DTD 12/1/92  S/D
   500,000.000         224518                      07/24/95              103.364      516,819.65

  5900,000.000      TOTAL SECURITY                                                    516,819.65               520,000.00       5.10

                  TOTAL NEVADA                                                      1,416,819.65             1,420,000.00       4.91

     NEW MEXICO

013554MP7         ALBUQUERQUE, NEW MEXICO
                  4.40%, 7/1/00
                  DTD 8/1/95  OID
                  ACTUAL CUSIP 013554MP2
   345,000.000         223916                      07/13/95               99.788      344,270.08

   345,000.000      TOTAL SECURITY                                                    344,270.08               347,156.25       4.37

647293FE4         NEW MEXICO STATE CAPITAL PROJECTS GENERAL OBL.
                  4.60%, 08/01/00
                  OID
   700,000.000         229881                      08/18/95              100.208     701,453.36

   700,000.000      TOTAL SECURITY                                                   701,453.36                705,250.00       4.57


                  TOTAL NEW MEXICO                                                 1,045,723.44              1,052,406.25       4.50


THE ARCH FUNDS, INC.
SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO

  SECURITY NO                                                                                                                YIELD
    SHARES/                              DESCRIPTION                          BOOK VALUE               MARKET VALUE           AT
   PAR VALUE           LOT ID              ACQUISITION DATE         CF     UNIT        TOTAL         UNIT        TOTAL       MARKET
---------------   -----------------------------------------------------  --------   ------------   --------   -----------  ---------
     NEW YORK

649892XN1         NEW YORK POWER AUTHORITY
                  5.85%, 01/01/00
                  DTD 12/1/91   OID @ 99.676
   500,000.000         225215                      07/26/95              105.313      526,566.67

   500,000.000      TOTAL SECURITY                                                    526,566.67               531,875.00       5.50

                  TOTAL NEW YORK                                                      526,566.67               531,875.00       5.50

     PENNSYLVANIA

118565MF4         BUCKS COUNTY, PENNSYLVANIA
                  5.60%, 3/01/98
                  DTD 3/15/92   SER A
   500,000.000         225216                      07/26/95              103.282      516,411.50

   500,000.000      TOTAL SECURITY                                                    516,411.50               515,625.00       5.43

246001SL6         DELAWARE COUNTY, PENNSYLVANIA
                  4.35%, 10/1/00
                  DTD 7/1/95
                  WHEN ISSUED ARBITRARY SETTLE DATE OF 8/10/95 USED
   400,000.000         223141                      07/13/95              100.000      400,000.00

   400,000.000      TOTAL SECURITY                                                    400,000.00               401,000.00       4.34

                  TOTAL PENNSYLVANIA                                                  916,411.50               916,625.00       4.95

     RHODE ISLAND

762222GSO         RHODE ISLAND STATE CONSTRUCTION CAPITAL DEVELOPMENT
                  4.60%, 11/1/03
   900,000.000         233841                      09/12/95               99.325      893,925.00

   900,000.000      TOTAL SECURITY                                                    893,925.00               887,625.00       4.66

                  TOTAL RHODE ISLAND                                                  893,925.00               887,625.00       4.66

   SOUTH CAROLINA

THE ARCH FUNDS, INC.
SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO

  SECURITY NO                                                                                                                YIELD
    SHARES/                              DESCRIPTION                          BOOK VALUE               MARKET VALUE           AT
   PAR VALUE           LOT ID              ACQUISITION DATE         CF     UNIT        TOTAL         UNIT        TOTAL       MARKET
---------------   -----------------------------------------------------  --------   ------------   --------   -----------  ---------

160075MJ3         CHARLESTON SCHOOL DISTRICT
                  4.40%, 2/1/98
                  DTD 7/1/95 1ST PAY 2/1/96
   450,000.00          223936                      07/19/95              100.633      452,850.08

   450,000.00       TOTAL SECURITY                                                    452,850.08               452,250.00       4.38

                  TOTAL SOUTH CAROLINA                                                452,850.08               452,250.00       4.38

     SOUTH DAKOTA

160075ML8         CHARLESTON SOUTH CAROLINA GENERAL OBLIGATION UNLTD
                  4.50%, 02/01/00
                  DTD 07/01/95
   400,000.00          222393                      07/13/95              100.646      402,582.69

   400,000.00       TOTAL SECURITY                                                    402,582.69               402,000.00       4.48

837557PA9         SOUTH DAKOTA BUILDING AUTHORITY FINANCE BONDS
                  5.00%, 9/1/02
   640,000.00          232192                      08/31/95              101.437      649,199.29

   640,000.00       TOTAL SECURITY                                                    649,199.29               648,800.00       4.93

                  TOTAL SOUTH DAKOTA                                                1,051,781.98             1,050,800.00       4.76

     TEXAS

235416GC2         DALLAS, TEXAS WATER & SEWER REVENUE
                  4.60%, 4/01/01
                  DTD 2/15/93 OID
   450,000.00          224516                      07/21/95              100.000      450,000.00

   450,000.00       TOTAL SECURITY                                                    450,000.00               452,812.50       4.57

442330WD4         HOUSTON, TEXAS SERIES C
                  5.50%, 4/01/01
                  DTD 8/15/95 1ST PAY 4/1/96
   800,000.00          230301                      08/22/95              103.765      830,120.65

   800,000.00       TOTAL SECURITY                                                    830,120.65               839,000.00       5.24

THE ARCH FUNDS, INC.
SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO

  SECURITY NO                                                                                                                YIELD
    SHARES/                              DESCRIPTION                          BOOK VALUE               MARKET VALUE           AT
   PAR VALUE           LOT ID              ACQUISITION DATE         CF     UNIT        TOTAL         UNIT        TOTAL       MARKET
---------------   -----------------------------------------------------  --------   ------------   --------   -----------  ---------
796235ST2         SAN ANTONIO TEXAS GENERAL OBLIGATION
                  4.875%, 08/01/99
                  OID
                  DTD: 07/15/92
   400,000.00             222935                   07/12/95              102.233      408,930.04

   400,000.00       TOTAL SECURITY                                                    408,930.04               407,500.00       4.79

876424EW8         TARRANT TEXAS WATER CONTROL
                  5.60%, 3/1/00
   450,000.00             242022                   10/26/95              104.477      470,147.26

   450,000.00       TOTAL SECURITY                                                    470,147.26               471,375.00       5.35

                  TOTAL TEXAS                                                       2,159,197.95             2,170,687.50       5.04

   UTAH

659052GP3         NORTH DAVIS COUNTY UTAH SEWER DISTRICT
                  5.70%, 3/1/02
   560,000.00             242021                   10/26/95              105.374      590,096.54

   560,000.00       TOTAL SECURITY                                                    590,161.60               592,200.00       5.39

659052GQ1         NORTH DAVIS COUNTY UTAH SEWER DISTRICT GENERAL
                  OBLIGATION UNLIMITED
                  5.70%, 3/1/03
   350,000.00             242020                   10/26/95              105.465      369,126.78

   350,000.00       TOTAL SECURITY                                                    369,162.50               371,000.00       5.38

                  TOTAL UTAH                                                          959,324.10               963,200.00       5.39

   VERMONT

924211VX0         VERMONT MUNI BOND
                  4.50%, 12/01/01
                  DTD 7/1/95  OID
   270,000.00             223918                   07/13/95               99.472      268,573.42

   270,000.00       TOTAL SECURITY                                                    268,573.42               271,012.50       4.48


THE ARCH FUNDS, INC.
SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO

  SECURITY NO                                                                                                                YIELD
    SHARES/                              DESCRIPTION                          BOOK VALUE               MARKET VALUE           AT
   PAR VALUE           LOT ID              ACQUISITION DATE         CF     UNIT        TOTAL         UNIT        TOTAL       MARKET
---------------   -----------------------------------------------------  --------   ------------   --------   -----------  ---------

                  TOTAL VERMONT                                                       268,573.42               271,012.50       4.48

   VIRGINIA

927734CE1         VIRGINIA BEACH VIRGINIA GENERAL OBLIGATIONS
                  4.20%, 7/15/98
                  OID
                  DTD 4/15/93
   400,000.00             222365                   07/11/95              100.251      401,004.09

   400,000.00       TOTAL SECURITY                                                    401,004.09               402,000.00       4.18

928168FP3         VIRGINIA PUBLIC BUILDING REF
                  5.70%, 8/01/00
                  DTD 2/1/93
   400,000.00             222649                  07/11/95               105.590      422,360.00

   400,000.00       TOTAL SECURITY                                                    422,360.00               423,000.00       5.39

                  TOTAL VIRGINIA                                                      823,364.09               825,000.00       4.80

   WASHINGTON

812642YS9         SEATTLE, WASHINGTON
                  4.80%, 5/01/02
                  DTD 7/1/93  OID @ 99.283
   600,000.00             230569                   08/25/95              100.000      600,000.00

   600,000.00       TOTAL SECURITY                                                    600,000.00               608,250.00       4.73

812728AQ6         SEATTLE WASHINGTON WATER SYSTEM REFUNDING
                  BONDS, 4.70%, 12/1/00
                  OID
                  DTD 6/1/93
   250,000.00             222360                   07/11/95              100.888      252,220.94

   250,000.00       TOTAL SECURITY                                                    252,220.94               254,375.00       4.62

9397404Z6         WASHINGTON STATE REFUNDING BONDS SER R-92C
                  5.75%, 9/1/02
                  OID
                  DTD 2/1/92

THE ARCH FUNDS, INC.
SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO


  SECURITY NO                                                                                                                YIELD
    SHARES/                              DESCRIPTION                          BOOK VALUE               MARKET VALUE           AT
   PAR VALUE           LOT ID              ACQUISITION DATE         CF     UNIT        TOTAL         UNIT        TOTAL       MARKET
---------------   -----------------------------------------------------  --------   ------------   --------   -----------  ---------
   250,000.00          222355                      07/11/95              105.611      264,026.83

   250,000.00       TOTAL SECURITY                                                    264,026.83               265,937.50       5.41

                  TOTAL WASHINGTON                                                  1,116,247.77             1,128,562.50       4.87

     WEST VIRGINIA

387874SF8         GRANT COUNTY WASHINGTON PUBLIC UTILITIES DISTRICT
                  NO. 2 ELECTRIC REVENUE SERIES F

   500,000.00          234885                      09/14/95               99.659      498,295.99

   500,000.00       TOTAL SECURITY                                                    498,295.99               498,125.00       4.82

                  TOTAL WEST VIRGINIA                                                 498,295.99               498,125.00       4.82

     WISCONSIN

115511UZ8         BROWN COUNTY, WISCONSIN
                  4.80%, 11/01/01
                  DTD 05/01/93
   325,000.00          222654                      07/12/95              101.156      328,757.00

   325,000.00       TOTAL SECURITY                                                    328,757.00               330,281.25       4.72

6022442A2         MILWAUKEE COUNTY WISCONSIN REFUNDING BONDS SER A
                  5.25%, 9/1/00
                  OID
                  DTD 9/1/92
   380,000.00          222364                      07/11/95              103.415      392,978.03

   380,000.00       TOTAL SECURITY                                                    392,978.03               392,825.00       5.08


                  TOTAL WISCONSIN                                                     721,735.03               723,106.25       4.92

                  TOTAL MUNICIPAL NOTES                                            21,310,721.11            21,401,881.25       4.89

DAILY DEMAND NOTES

     TEXAS

THE ARCH FUNDS, INC.
SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO


  SECURITY NO                                                                                                                YIELD
    SHARES/                              DESCRIPTION                          BOOK VALUE               MARKET VALUE           AT
   PAR VALUE           LOT ID              ACQUISITION DATE         CF     UNIT        TOTAL         UNIT        TOTAL       MARKET
---------------   -----------------------------------------------------  --------   ------------   --------   -----------  ---------
034686AC9         ANGELINA & NECHES TEXAS RIVER AUTHORITY,
                  VRN, 05/01/14
                  DTD 05/31/84
                  RESETS: DAILY
                  PAYS ON 5TH BUSINESS DAY
                  RECORD DATE IS LAST DAY OF MONTH
   300,000.00          223082                      07/14/95              100.000      300,000.00

   100,000.00          223845                      07/19/95              100.000      100,000.00

   400,000.00       TOTAL SECURITY                                                    400,000.00               400,000.00       4.05

                  TOTAL TEXAS                                                         400,000.00               400,000.00       4.05

     VIRGINIA

707168CA6         PENINSULA PORT AUTHORITY REVENUE - SHELL CO,
                  VRN 12/01/05
                  RESETS DAILY PAYS MONTHLY ON 1ST CALENDAR DAY
                  DTD 12/01/87
 1,000,000.00          241361                      10/25/95              100.000    1,000,000.00

 1,000,000.00       TOTAL SECURITY                                                  1,000,000.00             1,000,000.00       3.95

                  TOTAL VIRGINIA                                                    1,000,000.00             1,000,000.00       3.95

                  TOTAL DAILY DEMAND NOTES                                          1,400,000.00             1,400,000.00       3.98

WEEKLY DEMAND NOTES

     LOUISIANA

128321AT3         CALCASIEU PARISH LA
                  WEEKLY FLOATER, 02/01/16
   200,000.00          229610                      08/21/95              100.000      200,000.00

   300,000.00          232271                      09/05/95              100.000      300,000.00

   500,000.00       TOTAL SECURITY                                                    500,000.00               500,000.00       3.90

                  TOTAL LOUISIANA                                                     500,000.00               500,000.00       3.90

                  TOTAL WEEKLY DEMAND NOTES                                           500,000.00               500,000.00       3.90


THE ARCH FUNDS, INC.
SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO


  SECURITY NO                                                                                                                YIELD
    SHARES/                              DESCRIPTION                          BOOK VALUE               MARKET VALUE           AT
   PAR VALUE           LOT ID              ACQUISITION DATE         CF     UNIT        TOTAL         UNIT        TOTAL       MARKET
---------------   -----------------------------------------------------  --------   ------------   --------   -----------  ---------
   MUTUAL FUNDS

314282104         FEDERATED TAX-FREE TRUST MUTUAL FUND
                  T/F #73
    29,000.00          240173                      10/18/95              100.000       29,000.00

    50,000.00          240380                      10/19/95              100.000       50,000.00

    60,000.00          240867                      10/23/95              100.000       60,000.00

   139,000.00       TOTAL SECURITY                                                    139,000.00               139,000.00       3.50

670634104         NUVEEN TAX EXEMPT MONEY MARKET FUND
    43,000.00          237553                      10/03/95              100.000       43,000.00

   696,000.00          241366                      10/25/95              100.000      696,000.00

   175,000.00          242087                      10/30/95              100.000      175,000.00

   914,000.00       TOTAL SECURITY                                                    914,000.00               914,000.00       3.53

                  TOTAL MUTUAL FUNDS                                                1,053,000.00             1,053,000.00       3.53

                  TOTAL ASSETS SECTION                                             24,263,721.11            24,354,881.25       4.76

THE ARCH FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                October 31, 1995
                                  (Unaudited)
1.  Organization

The ARCH Fund, Inc. (the "Fund") was organized as a Maryland corporation on September 9, 1982, and is registered under the Investment Company Act of 1940, as amended, as open-end management investment company. As of October 31, 1995, the Fund offered the following investment portfolios: Money Market, Treasury Money Market, Growth & Income Equity, Emerging Growth, Balanced, Government & Corporate Bond, U.S. Government Securities, Short-Intermediate Municipal, International Equity, Tax-Exempt Money Market and Missouri Tax-Exempt Bond Portfolios. The accompanying financial statements and financial highlights are those of the Short-Intermediate Municipal Portfolio (the "Portfolio) only, which commenced operations on July 11, 1995. The Fund has issued two classes of shares in the Portfolio: Investor A Shares and Trust Shares. Investor A shares of the Portfolio are sold with a front-end sales charge. Each class of shares of the Portfolio has identical rights and privileges except with respect to the fees paid by the classes under either a Distribution and Services Plan or an Administrative Services Plan, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.


2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Portfolio valuation:

The securities of the Portfolio that are traded on a recognized stock exchange are valued at the last sale price on the securities exhange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded only on over-the-counter markets are valued on the basis of market value when available. Securities for which there were no transactions are valued at the average of the most recent bid and asked prices. Securities maturing in 60 days or less are valued at amortized cost. Securities, including restricted securities, for which market quotations are not readily available, are valued at fair market value by the investment adviser in accordance with guidelines approved by the Fund's Board of Directors. Investments in investment companies are valued at their respective net asset values as reported by such companies.


Securities transactions and investment income:

Securities transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized and unrealized gains and losses are allocated based upon relative net assets of each class of shares. The differences between cost and market values of the investments of the Portfolio are reflected as unrealized appreciation or depreciation.




                                  -continued-

THE ARCH FUND, INC.

                                October 31, 1995
                                  (Unaudited)



Dividends and distributions to shareholders:

Dividends on each share of the Portfolio are determined in the same manner, irrespective of class, except that Portfolio shares of each class bear separate fees under either a Distribution and Services Plan or an Administrative Services Plan adopted for each class and enjoy certain exclusive voting rights on matters relating to these fees. It is the policy of the Portfolio to declare dividends daily from net investment income and to pay such dividends no later than five business days after the end of the month. Net realized capital gains for the Portfolio, if any, are distributed at least annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to avoid the 4% excise tax to which the Portfolio is subject with respect to certain undistributed amounts of net investment income and capital gains.



Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, expiring capital loss carryforwards and deferrals of certain losses.

Federal income taxes:

It is the policy of the Portfolio to qualify and to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Organization costs:

The Portfolio bears all costs in connection with its organization, including the fees and expenses of registering and qualifying shares for distribution under Federal and state securities regulations. All such costs are amortized using the straight-line method over a period of five years from the date the Portfolio commenced operations. In the event that any of the initial shares of the Portfolio are redeemed during such period by any holder thereof, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization costs in the same proportion as the number of initial shares redeemed bears to the number of initial shares outstanding at the time of redemption.

Other:

Operating expenses of the Fund not directly attributable to a portfolio or to any class of shares of a portfolio are prorated among the portfolios of the Fund based on the relative net assets of each portfolio or other appropriate basis. Operating expenses directly attributable to a portfolio are charged directly to that portfolio's operations. Fees paid under either a Distribution and Services Plan or an Administrative Services Plan are borne by the specific class of shares to which they apply.

3.  Shares of Common Stock

As of October 31, 1995, the Fund's Articles of Incorporation authorize the Board of Directors, in its discretion, to issue up to seven billion full and fractional shares of capital stock, $.001 par value per share, and to classify or reclassify any unissued shares of the Fund into one or more additional classes. Pursuant to such authority, as of October 31, 1995, 550,000,000 shares of the Fund's shares were classified as Class A shares; 1,800,000,000 shares were classified as Class A - Special Series 1 shares; 300,000,000 shares were classified as Class A - Special Series 2 shares; 50,000,000 shares were classified as Class A - Special Series 3 shares; 100,000,000 shares were classified as Class B shares; 1,000,000,000 shares were classified as Class B - Special Series 1 shares; 300,000,000 shares were classified as Class B - Special Series 2 shares; 5,000,000 shares were classified as Class C shares; 50,000,000 shares were classified as Class C - Special Series 1 shares; 20,000,000 shares were classified as Class C - Special Series 2 shares; 50,000,000 shares were classified as Class C -Special Series 3 shares; 5,000,000 shares were classified as Class D shares; 50,000,000 shares were classified as Class D -Special Series 1 shares; 20,000,000 shares were classified as Class D - Special Series 2 shares; 50,000,000 shares were classified as Class D - Special Series 3 shares; 5,000,000 shares were classified as Class E shares; 15,000,000 shares were classified as Class E - Special Series 1 shares; 20,000,000 shares were classified as Class E - Special Series 2 shares;

THE ARCH FUND, INC.

                                October 31, 1995
                                  (Unaudited)

50,000,000 shares were classified as Class E - Special Series 3 shares; 5,000,000 shares were classified as Class F shares; 15,000,000 shares were classified as Class F - Special Series 1 shares; 20,000,000 shares were classified as Class F - Special Series 2 shares; 50,000,000 shares were classified as Class F - Special Series 3 shares; 5,000,000 shares were classified as Class G shares; 15,000,000 shares were classified as Class G - Special Series 1 shares; 20,000,000 shares were classified as Class G - Special Series 2 shares; 50,000,000 shares were classified as Class G - Special Series 3 shares; 10,000,000 shares were classified as Class H shares; 10,000,000 shares were classified as Class H - Special Series 1 shares; 10,000,000 shares were classified as Class H - Special Series 2 shares; 50,000,000 shares were classified as Class H - Special Series 3 shares; 25,000,000 shares were classified as Class I Shares; 25,000,000 shares were classified as Class I - Special Series 1 shares; 50,000,000 shares were classified as Class J shares; 300,000,000 shares were classified as Class J - Special Series 1 shares; 25,000,000 shares were classified as Class K shares; 25,000,000 shares were classified as Class K - Special Series 1 shares; 10,000,000 shares were classified as Class K - Special Series 2 shares; 25,000,000 shares were classified as Class L shares; 25,000,000 shares were classified as Class L - Special Series 1 shares; 10,000,000 shares were classified as Class L - Special Series 2 shares; and 1,780,000,000 shares were unclassified shares. Class A, Class A-Special Series 1, Class A - Special Series 2 and Class A - Special Series 3 shares represent interests in the Money Market Portfolio; Class B, Class B-Special Series 1 and Class B-Special Series 2 shares represent interests in the Treasury Money Market Portfolio; Class C, Class C-Special Series 1, Class C-Special Series 2 and Class C-Special Series 3 shares represent interests in the Growth & Income Equity Portfolio; Class D, Class D-Special Series 1,
Class D-Special Series 2 and Class D-Special Series 3 shares represent interests in the Government & Corporate Bond Portfolio; Class E, Class
E-Special Series 1, Class E-Special Series 2 and Class E-Special 3 shares represent interests in the U.S. Government Securities Portfolio; Class F,
Class F-Special Series 1, Class F-Special Series 2 and Class F-Special Series
3 shares represent interests in the Emerging Growth Portfolio; Class G, Class G-Special Series 1, Class G-Special Series 2 and Class G-Special Series 3 shares represent interests in the Balanced Portfolio; Class H, Class H-Special Series 1, Class H-Special Series 2 and Class H-Special Series 3 shares represent interests in the International Equity Portfolios. Class I and Class I - Special Series 1 shares represent interests in the Short-Intermediate Municipal Portfolio; Class J and Class J Special Series 1 shares represent interests in the Tax-Exempt Money Market Portfolio; Class K, Class K - Special Series 1 and Class K Special Series 2 shares represent interests in the Missouri Tax-Exempt Bond Portfolio; and Class L, Class L - Special Series 1 and Class L Special Series 2 shares represent interests in the Kansas Tax-Exempt Bond Portfolio. Each Portfolio share represents an equal, proportionate interest in the Portfolio with respect to other shares outstanding, irrespective of series, except as described under Note 1-"Dividends and distributions to shareholders."


4.  Capital Share Transactions

Transactions in capital shares for the Portfolio were as follows:



Capital Transactions                  Investor A Shares   Trust Shares
   Proceeds from shares issued                 10           22,472,071
   Dividends reinvested                                          5.359
   Cost of shares redeemed                                    (279,268)
                                              ---           ----------
                                               10           22,198,162
                                              ===           ==========
Share Transactions
   Issued                                       1            2,253,056
   Reinvested                                                      537
   Redeemed                                                    (28,093)
                                              ---           ----------
                                                1            2,225,500
                                              ===           ==========

5.  Purchases and Sales of Investment Securities

Purchases and sales of securities (excluding short-term securities) during the period from commencement of operations (July 11, 1995) through October 31, 1995 were:


                                                     Purchases    Sales
                                                     ---------    -----
Short-Intermediate Municipal..................      $21,310,721     $0

                                  -continued-

THE ARCH FUND, INC.
                    Notes to Financial Statements, Continued
                                October 31, 1995
                                  (Unaudited)

6. Related Party Transactions

Investment advisory services are provided to the Portfolio by Mississippi Valley Advisors Inc. ("MVA"), a subsidiary of Mercantile Bank of St. Louis National Association ("Mercantile"), which in turn is a wholly owned subsidiary of
Mercantile Bancorporation Inc.   Under the terms of the investment advisory
agreement, MVA is entitled to receive fees based on a percentage of the average daily net assets of the Portfolio. Mercantile serves as custodian for the Portfolio.

BISYS Fund Services Limited Partnership d/b/a/ BISYS Fund Services ("BISYS") an Ohio limited partnership, serves as distributor of the Portfolio's shares. The sole general partner of BISYS is BISYS Fund Services, Inc. The sole limited partner of BISYS is WC Subsidiary Corporation. BISYS Fund Services, Inc.; BISYS Fund Services Ohio, Inc.; and WC Subsidiary Corporation are all subsidiaries of The BISYS Group, Inc.


BISYS Fund Services Ohio, Inc., (the "Company"), with whom certain officers of the Fund are affiliated, serves the Fund as Administrator. Such officers are paid no fees directly by the Fund for serving as officers of the Fund. Under the terms of the administration agreement, the Company's fees are computed daily as a percentage of the average net assets of the portfolios of the Fund. The Company also serves the Fund as Transfer Agent. BISYS is entitled to receive commissions on sales of Investor A shares of the Portfolio.


With respect to Investor A Shares of the Portfolio, the Fund has adopted a Distribution and Services Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Fund may pay (i) up to .10% of the average daily net assets of the Portfolio's outstanding Investor A Shares to BISYS or another organization for distribution services performed and expenses assumed relating to the Investor A shares and (ii) up to .20% of the average daily net assets of the Portfolio's outstanding Investor A Shares to broker-dealers and other organizations for shareholder administrative services provided pursuant to servicing agreements under the Plan.

With respect to Trust Shares of the Portfolio, the Fund has adopted an Administrative Services Plan pursuant to which Trust Shares are sold to banks and other financial institutions on behalf of their qualified accounts. The Fund may pay these banks and other financial institutions, which have agreed to provide certain shareholder administrative services for their clients or account holders, up to .30% of the average daily net assets of the Portfolio's Trust Shares.



                                  -continued-

THE ARCH FUND, INC.

                                October 31, 1995
                                  (Unaudited)



Information regarding these transaction is as follows for the period ended October 31, 1995.


                                          Short
                                          Intermediate
                                          Municipal
                                          Portfolio
                                          ---------
Investment Advisory Fees:
Annual fee before voluntary
  fee reductions (percentage
  of average net assets)                  .55%
Voluntary fee reductions                  $27,844

Administration Fees:
Annual fee before voluntary
  fee reductions (percentage
  of average net assets)                  .20%
Voluntary fee reductions                  $5,082

Distribution & Services Fees
    (Investor A Shares):
Annual distribution fee
  (percentage of average net
  assets of  Investor A Shares)           .10%
Annual services fee
  (percentage of average net
  assets of Investor A Shares)            .20%

Administrative Service Fees
   (Trust Shares):
Annual fee before voluntary fee
  reductions (percentage of
  average net assets of Trust             .30%
Voluntary fee reductions (Trust Shares)   $15,188

Custodian:                                $ 2,168
Transfer Agent:                           $ 1,841


                                   FORM N-1A
                                   ---------

                          PART C.  OTHER INFORMATION
                          --------------------------

Item 24.  Financial Statements and Exhibits
          ---------------------------------

     (a)  Financial Statements:

          (1) (a) Included in Part A: Unaudited Financial Highlights for Registrant's Short-Intermediate Municipal Portfolio for the period July 11, 1995 (commencement of operations) through October 31, 1995 (Trust Shares).

               (b) Included in Part B: Short-Intermediate Municipal Portfolio-- Schedule of Investments - October 31, 1995 (unaudited); Statement of Assets and Liabilities - October 31, 1995 (unaudited); Statement of Operations for the period July 11, 1995 (commencement of operations) through October 31, 1995 (unaudited); Statement of Changes in Net Assets for the period July 11, 1995 (commencement of operations) through October 31, 1995 (unaudited); Financial Highlights (Trust Shares) for the period July 11, 1995 (commencement of operations) through October 31, 1995 (unaudited).

          (2) All required financial statements are included in Parts A and B hereof. All other financial statements and schedules are inapplicable.

     (b)  Exhibits:

          (1) (a) Articles of Incorporation dated September 9, 1982, are incorporated herein by reference to Exhibit (1) of Registrant's Registration Statement on Form N-1, filed on September 10, 1982.

               (b) Articles Supplementary to Registrant's Articles of Incorporation dated October 28, 1982, are incorporated herein by reference to Exhibit (1)(b) of Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1, filed on November 24, 1982.

               (c) Articles Supplementary dated December 22, 1987 to Registrant's Articles of Incorporation are incorporated herein by reference to Exhibit (1)(c) of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, filed on March 31, 1988.

               (d) Articles Supplementary dated as of October 30, 1990 to Registrant's Articles of Incorporation are incorporated herein by reference to Exhibit (1)(d) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, filed on March 25, 1991.

               (e) Articles Supplementary dated as of November 9, 1990 to Registrant's Articles of Incorporation are incorporated herein by reference to Exhibit (1)(e) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, filed on March 25, 1991.

               (f) Articles Supplementary dated as of March 19, 1991 to Registrant's Articles of Incorporation is incorporated herein by reference to Exhibit (1)(f) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A, filed October 2, 1991.

               (g) Certificate of Correction dated April 30, 1991 to Articles Supplementary dated as of March 19, 1991 to Registrant's Articles of Incorporation is incorporated herein by reference to Exhibit (1)(g) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A, filed October 2, 1991.

               (h) Articles Supplementary dated as of June 25, 1991 to Registrant's Articles of Incorporation is incorporated herein by reference to Exhibit (1)(h) of Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A, filed January 31, 1992.

               (i) Articles Supplementary dated as of November 15, 1991 to Registrant's Articles of Incorporation is incorporated herein by reference to Exhibit (1)(i) of Post-Effective

                    Amendment No. 15 to the Registration Statement on Form N-1A, filed January 31, 1992.

               (j) Articles Supplementary dated as of January 26, 1993 to Registrant's Articles of Incorporation is incorporated herein by reference to Exhibit (1)(j) of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A, filed April 30, 1993.

               (k) Articles Supplementary dated as of March 23, 1993 to Registrant's Articles of Incorporation is incorporated herein by reference to Exhibit (1)(k) of Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A, filed on June 30, 1993.

               (l) Articles Supplementary dated as of March 7, 1994 to Registrant's Articles of Incorporation is incorporated herein by reference to Exhibit (1)(l) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A, filed on March 31, 1994.

               (m) Certificate of Correction dated October 17, 1994 to Articles Supplementary dated as of March 8, 1994 to Registrant's Articles of Incorporation is incorporated herein by reference to Exhibit (1)(m) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed on November 8, 1994.

               (n) Articles Supplementary to Registrant's Articles of Incorporation dated as of February 22, 1995 is incorporated herein by reference to Exhibit (1)(n) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A, filed on February 28, 1995.

               (o) Articles Supplementary to Registrant's Articles of Incorporation dated as of April 17, 1995 is incorporated herein by reference to Exhibit (1)(o) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A, filed on July 7, 1995.

               (p) Form of Articles Supplementary to Registrant's Articles of Incorporation is incorporated herein by reference to Exhibit
                    (1)(p) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed April 14, 1995.

               (q) Form of Articles Supplementary to Registrant's Articles of Incorporation is incorporated herein by reference to Exhibit
                    (1)(q) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A, filed July 7, 1995.

          (2) (a) By-Laws as approved and adopted by Registrant's Board of Directors are incorporated herein by reference to Exhibit
                    (2) of Registrant's Registration Statement on Form N-1, filed on September 10, 1982.

               (b) Amendment No. 1 to Registrant's By-Laws adopted June 28, 1983 is incorporated herein by reference to Exhibit (2)(b) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, filed on January 20, 1984.

               (c) Amendment No. 2 to Registrant's By-Laws adopted November 23, 1987 is incorporated herein by reference to Exhibit (2)(c) of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, filed on March 31, 1988.

          (3)       None.

          (4)       None.

          (5) (a) Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. dated April 1, 1991 is incorporated herein by reference to Exhibit (5)(d) of Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A, filed October 2, 1991.

               (b) Addendum No. 1 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the ARCH Treasury Money Market Portfolio, dated as of September 27, 1991 is incorporated herein by reference to Exhibit

                    (5)(b) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A, filed March 31, 1992.

               (c) Addendum No. 2 to Amended and Restated Advisory Agreement between the Registrant and Mississippi Valley Advisors, Inc. with respect to the ARCH Emerging Growth Portfolio, dated as of April 1, 1992 is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A, filed March 31, 1992.

               (d) Addendum No. 3 to Amended and Restated Advisory Agreement between the Registrant and Mississippi Valley Advisors Inc. with respect to the ARCH Balanced Portfolio dated April 1, 1993 is incorporated herein by reference to Exhibit (5)(d) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A, filed April 1, 1993.

               (e) Addendum No. 4 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. dated March 15, 1994 is incorporated herein by reference to Exhibit (5)(e) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed November 8, 1994.

               (f) Addendum No. 5 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the Short-Intermediate Municipal Portfolio is incorporated herein by reference to Exhibit (5)(f) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A, filed September 20, 1995.

               (g) Form of Addendum No. 6 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the Tax-Exempt Money Market, Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond Portfolios is incorporated herein by reference to Exhibit (5)(g) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A, filed July 7, 1995.

               (h) Sub-Advisory Agreement between Mississippi Valley Advisors Inc. and Clay Finlay, Inc. dated January 25, 1994 is incorporated herein by reference to Exhibit (5)(f) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed November 8, 1994.

          (6) (a) Distribution Agreement between Registrant and The Winsbury Company Limited Partnership dated October 1, 1993 is incorporated herein by reference to Exhibit (6)(a) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed November 8, 1994.

               (b) Addendum No. 1 to Distribution Agreement between the Registrant and The Winsbury Company Limited Partnership with respect to the ARCH International Equity Portfolio dated March 15, 1994 is incorporated herein by reference to Exhibit (6)(b) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed November 8, 1994.

               (c) Addendum No. 2 to Distribution Agreement between the Registrant and The Winsbury Company Limited Partnership with respect to Investor B Shares of the non-money market Portfolios dated March 1, 1995 is incorporated herein by reference to Exhibit (6)(c) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed April 14, 1995.

               (d) Addendum No. 3 to Distribution Agreement between the Registrant and The Winsbury Company Limited Partnership with respect to the Short-Intermediate Municipal Portfolio and Investor B Shares of the Money Market Portfolio is incorporated herein by reference to Exhibit (6)(d) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A, filed September 20, 1995.

               (e) Form of Addendum No. 4 to Distribution Agreement between the Registrant and The Winsbury Company Limited Partnership with respect to the Tax-Exempt Money Market, Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond Portfolios is incorporated herein by reference to Exhibit (6)(d) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A, filed July 7, 1995.

               (f) Amendment No. 1 to Distribution Agreement between the Registrant and The Winsbury Company Limited Partnership dated as of September 29, 1995.

          (7)       None.

          (8) (a) Custodian Agreement between Registrant and Mercantile Bank of St. Louis, National Association dated as of April 1, 1992 is incorporated herein by reference to Exhibit (8)(a) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A, filed March 31, 1992.

               (b) Custody Fee Agreement between Registrant and Mercantile Bank of St. Louis, National Association dated April 1, 1995 is incorporated herein by reference to Exhibit (8)(b) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed April 14, 1995.

               (c) Custody Fee Agreement between Registrant and Mercantile Bank of St. Louis, National Association is incorporated herein by reference to Exhibit (8)(c) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A, filed September 20, 1995.

               (d) Form of Custody Fee Agreement between Registrant and Mercantile Bank of St. Louis, National Association is incorporated herein by reference to Exhibit (8)(d) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A, filed July 7, 1995.

               (e) Global Sub-Custodian Agreement among Bankers Trust Company of New York, Registrant and Mercantile Bank of St. Louis, National Association dated as of April 1, 1994 is incorporated herein by reference to Exhibit (8)(j) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed November 8, 1994.

               (f) Securities Lending Amendment dated August 4, 1994 to Custodian Agreement dated April 1, 1992 between Registrant and Mercantile Bank of St. Louis, National Association is incorporated herein by reference to Exhibit (8)(k) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed November 8, 1994.

          (9) (a) Administration Agreement between Registrant and The Winsbury Service Corporation dated October 1, 1993 is incorporated herein by reference to Exhibit (9)(a) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed November 8, 1994.

               (b) Addendum No. 1 to Administration Agreement between Registrant and The Winsbury Service Corporation with respect to the ARCH International Equity Portfolio dated March 15, 1994 is incorporated herein by reference to Exhibit (9)(b) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed November 8, 1994.

               (c) Addendum No. 2 to Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. (formerly known as The Winsbury Service Corporation) with respect to Investor B Shares of the non-money market Portfolios dated as of March 1, 1995 is incorporated herein by reference to Exhibit (9)(c) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed April 14, 1995.

               (d) Addendum No. 3 to Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Short-Intermediate Municipal Portfolio and Investor B Shares of the Money Market Portfolio is incorporated herein by reference to Exhibit (9)(d) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A, filed September 20, 1995.

               (e) Form of Addendum No. 4 to Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Tax-Exempt Money Market, Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond Portfolios is incorporated herein by reference to Exhibit (9)(e) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A, filed July 7, 1995.

               (f) Transfer Agency Agreement between Registrant and The Winsbury Service Corporation dated October 1, 1993 is incorporated herein by reference to Exhibit (9)(c) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed November 8, 1994.

               (g) Addendum No. 1 to Transfer Agency Agreement between Registrant and The Winsbury Service Corporation with respect to the ARCH International Equity Portfolio dated March 15, 1994 is incorporated herein by reference to Exhibit (9)(d) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed November 8, 1994.

               (h) Addendum No. 2 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. (formerly known as The Winsbury Service Corporation) with respect to Investor B Shares of the non-money market Portfolios dated as of March 1, 1995 is incorporated herein by reference to Exhibit (9)(g) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed April 14, 1995.

               (i) Addendum No. 3 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Short-Intermediate Municipal Portfolio and Investor B Shares of the Money Market Portfolio is incorporated herein by reference to Exhibit (9)(i) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A, filed September 20, 1995.

               (j) Form of Addendum No. 4 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Tax-Exempt Money Market, Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond Portfolios is incorporated herein by reference to Exhibit (9)(j) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A, filed July 7, 1995.

               (k) Amendment No. 1 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated as of September 29, 1995.


               (l)  (1)  Distribution and Services Plan (Investor A Shares)
                         under Rule 12b-1 and Form of Agreement is incorporated herein by reference to Exhibit (9)(k)(1) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A, filed July 7, 1995.

                    (2) Distribution and Services Plan (Investor B Shares) under Rule 12b-1 and Form of Agreement is incorporated herein by reference to Exhibit (9)(k)(2) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A, filed July 7, 1995.

                    (3) Administrative Services Plan (Trust Shares) and Form of Agreement is incorporated herein by reference to Exhibit (9)(k)(3) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A, filed July 7, 1995.

                    (4) Administrative Services Plan (Institutional Shares) and Form of Agreement is incorporated herein by reference to Exhibit (9)(k)(4) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A, filed July 7, 1995.

          (10) Opinion and consent of counsel./*/

          (11) Consent of Drinker Biddle & Reath.

          (12) None.

          (13) (a) Purchase Agreement between Registrant and Shearson/American Express Inc. dated November 23, 1982, is incorporated herein by reference to Exhibit (13) of Pre-Effective Amendment No. 1 to Registrant's Registration


---------------------
/*/ Filed under Rule 24f-2 as part of Registrant's Rule 24f-2 Notice on January 30, 1995.

                    Statement on Form N-1, filed on November 24, 1982.

               (b) Purchase Agreement between Registrant and The Winsbury Service Corporation dated April 1, 1994 is incorporated herein by reference to Exhibit (13)(b) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed November 8, 1994.

               (c) Purchase Agreements between Registrant and BISYS Fund Services Ohio, Inc. dated as of February 28, 1995 are incorporated herein by reference to Exhibit (13)(c) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed April 14, 1995.

               (d) Purchase Agreements between Registrant and BISYS Fund Services Ohio, Inc. dated as of July 7, 1995 are incorporated herein by reference to Exhibit (13)(d) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A, filed September 20, 1995.

               (e) Form of Purchase Agreements between Registrant and BISYS Fund Services Ohio, Inc. are incorporated herein by reference to Exhibit (13)(e) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A, filed July 7, 1995.

          (14) None.

          (15) None.

          (16) (a) Schedule of Computation of Performance Calculations for Investor A (formerly Investor) Shares and Trust Shares of the Money Market, Treasury Money Market, Government & Corporate Bond, Growth & Income Equity, U.S. Government Securities, Emerging Growth and Balanced Portfolio are incorporated herein by reference to Exhibit (16) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A, filed on March 31, 1994.

               (b) Schedule of Computation of Performance Calculations for Investor A (formerly Investor), Trust and Institutional Shares of the International Equity Portfolio is incorporated herein by reference to Exhibit (16)(b) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed November 8, 1994.

               (c) Schedule of Computation of Performance Calculations for Institutional Shares of the Money Market, Treasury Money Market, Government & Corporate Bond, Growth & Income Equity, U.S. Government Securities, Emerging Growth, Balanced and International Equity Portfolios is incorporated herein by reference to Exhibit (16)(c) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed April 14, 1995.

               (d) Schedule of Computation of Performance Calculations for Investor B Shares of the Government & Corporate Bond, Growth & Income Equity, U.S. Government Securities, Emerging Growth, Balanced and International Equity Portfolios is incorporated herein by reference to Exhibit (16)(c) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed April 14, 1995.

               (e) Schedule of Computation of Performance Calculations for Trust Shares of the Short-Intermediate Municipal Portfolio.


          (18) Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System is incorporated herein by reference to Exhibit (18) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A, filed October 5, 1995.


          (27)      Financial Data Schedules.

Item 25.  Persons Controlled By or Under Common Control with Registrant
          -------------------------------------------------------------

     Registrant is controlled by its Board of Directors.

Item 26.  Number of Holders of Securities
          -------------------------------


     As of December 2, 1995:

                                                    Number of
              Title of Class                      Record Holders
              --------------                      --------------

Class A Common Stock (The ARCH
 Money Market Portfolio)........................         204
Class A - Special Series 1 Common Stock
 (The ARCH Money Market
 Portfolio).....................................         343
Class A - Special Series 2 Common Stock
 (The ARCH Money Market Portfolio)..............           2
Class A - Special Series 3 Common Stock
 (The ARCH Money Market
 Portfolio).....................................           0
Class B Common Stock (The ARCH
 Treasury Money Market
 Portfolio).....................................          22
Class B - Special Series 1 Common Stock
 (The ARCH Treasury Money Market
 Portfolio).....................................          89
Class B - Special Series 2 Common Stock
 (The ARCH Treasury Money Market
 Portfolio).....................................           3
Class C Common Stock (The ARCH
 Growth & Income Equity
 Portfolio).....................................       1,189
Class C -Special Series 1 Common Stock
 (The ARCH Growth & Income Equity
 Portfolio).....................................          19
Class C -Special Series 2 Common Stock
 (The ARCH Growth & Income Equity
 Portfolio).....................................           3
Class C -Special Series 3 Common Stock
 (The ARCH Growth & Income Equity
 Portfolio).....................................         105
Class D Common Stock (The ARCH
 Government & Corporate Bond
 Portfolio).....................................         313
Class D - Special Series 1 Common Stock
 (The ARCH Government & Corporate Bond
 Portfolio).....................................          15
Class D - Special Series 2 Common Stock
 (The ARCH Government & Corporate Bond
 Portfolio).....................................           3
Class D - Special Series 3 Common Stock
 (The ARCH Government & Corporate Bond
 Portfolio).....................................          19
Class E Common Stock (The ARCH
 U.S. Government Securities
 Portfolio).....................................         400
Class E - Special Series 1 Common Stock
 (The ARCH U.S. Government Securities
 Portfolio).....................................           6
Class E - Special Series 2 Common Stock
 (The ARCH U.S. Government Securities
 Portfolio).....................................           3
Class E - Special Series 3 Common Stock
 (The ARCH U.S. Government Securities
 Portfolio)......................................         12
Class F Common Stock (The ARCH Emerging
 Growth Portfolio)...............................        902

                                                    Number of
              Title of Class                      Record Holders
              --------------                      --------------
Class F - Special Series 1 Common Stock
 (The ARCH Emerging Growth
 Portfolio).....................................          25
Class F - Special Series 2 Common Stock
 (The ARCH Emerging Growth
 Portfolio).....................................           3
Class F - Special Series 3 Common Stock
 (The ARCH Emerging Growth
 Portfolio).....................................         110
Class G Common Stock (The ARCH Balanced
 Portfolio).....................................         253
Class G - Special Series 1 Common Stock
 Common Stock (The ARCH Balanced
 Portfolio).....................................           3
Class G - Special Series 2 Common Stock
 Stock (The ARCH Balanced
 Portfolio).....................................           3
Class G Common Stock - Special Series 3
 Common Stock (The ARCH Balanced
 Portfolio).....................................           9
Class H Common Stock (The ARCH
 International Equity
 Portfolio).....................................         137
Class H - Special Series 1 Common
 Stock - (The ARCH International Equity
 Portfolio).....................................           6
Class H - Special Series 2 Common Stock
 (The ARCH International Equity
 Portfolio).....................................           4
Class H - Special Series 3 Common Stock
 (The ARCH International Equity
 Portfolio).....................................          39
Class I Common Stock (The ARCH
 Short-Intermediate Municipal
 Portfolio).....................................           1
Class I - Special Series 1 Common Stock
 (The ARCH Short-Intermediate
  Municipal Portfolio)..........................           3
Class J Common Stock (The ARCH Tax-Exempt
  Money Market Portfolio).......................          21
Class J - Special Series 1
 Common Stock (The ARCH Tax-Exempt Money
 Market Portfolio)..............................          38
Class K Common Stock (The ARCH Missouri
  Tax-Exempt Bond Portfolio)....................         836
Class K - Special Series 1
 Common Stock (The ARCH Missouri
 Tax-Exempt Bond Portfolio).....................          11
Class K - Special Series 2
 Common Stock (The ARCH Missouri
 Tax-Exempt Bond Portfolio).....................          22
Class L Common Stock (The ARCH Kansas
 Tax-Exempt Bond Portfolio).....................           0
Class L - Special Series 1
 Common Stock (The ARCH Kansas
 Tax-Exempt Bond Portfolio).....................           0

                                                    Number of
              Title of Class                      Record Holders
              --------------                      --------------
Class L - Special Series 2
 Common Stock (The ARCH Kansas
 Tax-Exempt Bond Portfolio)...................             0

Item 27.  Indemnification
          ---------------

     Indemnification of Registrant's principal underwriter, custodian and transfer agent against certain losses is provided for, respectively, in Sections
1.11 and 1.12 of the Distribution Agreement, incorporated herein by reference as Exhibit (6)(a), and Sections 24 and 18, respectively, of the Custody Agreement, incorporated herein by reference as Exhibit (8)(a) and the Transfer Agency Agreement incorporated herein by reference as Exhibit (9)(c). The Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its directors, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with the Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

     A. Mercantile Bank of St. Louis National Association ("Mercantile") is a full-service national bank located in St.

Louis, Missouri. Mississippi Valley Advisors Inc. is a wholly-owned subsidiary of Mercantile and is responsible for providing advisory services to The ARCH Money Market, Treasury Money Market, Growth & Income Equity, Emerging Growth, Government & Corporate Bond, U.S. Government Securities, Balanced, International Equity, Short-Intermediate Municipal, Tax-Exempt Money Market, Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond Portfolios of the Registrant.

     B. The information required by this Item 28 with respect to each Director and Officer of Mercantile and Mississippi Valley Advisors Inc. is incorporated by reference to Form ADV and Schedules A and D filed by Mississippi Valley Advisors Inc. with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934 (File No. 801-28897).

     C. Clay Finlay, Inc. is registered as an investment adviser with the Securities and Exchange Commission and provides sub-investment advisory services to the Registrant's International Equity Portfolio.

     D. The information required by this Item 28 with respect to each Director and Officer of Clay Finlay, Inc. is included in Form ADV and Schedules A and D filed by Clay Finlay, Inc. with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934 (File No. 801-17316).

Item 29.  Principal Underwriter
          ---------------------

     A. BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (formerly The Winsbury Company Limited Partnership) acts as distributor and its affiliate, BISYS Funds Services Ohio, Inc., acts as administrator for the Registrant. BISYS Fund Services also distributes the securities of the American Performance Funds, The Highmark Group, The Parkstone Group of Funds, The Sessions Group, the AmSouth Mutual Funds, The Coventry Group, the BB&T Mutual Funds Group, the MarketWatch Funds, The M.S.D & T Funds, Inc., The Riverfront Funds, Inc., the Pacific Capital Funds, the MMA Praxis Mutual Funds, the Summit Investment Trust, the Qualivest Funds and The Victory Portfolios, each of which is a management investment company.

     B. To the best of Registrant's knowledge, the partners of BISYS Fund Services are as follows:

Name and
Principal                    Positions and         Positions and
Business                     Offices with          Offices with
Address                      BISYS Fund Services   Registrant
---------------------------  --------------------  -------------

BISYS Fund Services, Inc.    Sole General Partner  None
150 Clove Road
Little Falls, NJ 07424

WC Subsidiary Corporation    Limited Partner       None
150 Clove Road
Little Falls, NJ 07424

     C.   None.


Item 30.  Location of Accounts and Records
          --------------------------------

(1) Mercantile Bank of St. Louis National Association, One Mercantile Center, 8th and Locust Streets, St. Louis, MO 63101 (records relating to its functions as custodian).

(2) BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as distributor).

(3) Mississippi Valley Advisors Inc., 7th and Washington Streets, 21st Floor, St. Louis, MO 63101 (records relating to its functions as investment adviser for The ARCH Money Market, Treasury Money Market, Growth & Income Equity, Emerging Growth, Government & Corporate Bond, U.S. Government Securities, Balanced, International Equity and Short-Intermediate Municipal, Tax-Exempt Money Market, Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond Portfolios).

(4) BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its function as administrator).

(5) BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its function as transfer agent and dividend disbursing agent).

(6) Drinker Biddle & Reath, Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, PA 19107-3496 (Registrant's Articles of Incorporation, By-Laws and Minute Books).

(7) Clay Finlay, Inc. 200 Park Avenue, 56th Floor, New York, New York 10166 (records relating to its function as sub-investment advisor to the International Equity Portfolio).

(8) Bankers Trust Company, 16 Wall Street, New York, New York 10005 (records relating to its function as sub-custodian for the International Equity Portfolio).

Item 31.  Management Services
          -------------------

     Inapplicable.

Item 32.  Undertakings
          ------------

     (a) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                  SIGNATURES
                                  ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 33 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Louis and the State of Missouri, on the 28th day of December, 1995.

                              THE ARCH FUND, INC.
                              (Registrant)

                              /s/Jerry V. Woodham
                              --------------------
                              Jerry V. Woodham
                              President

     Pursuant to the requirements of the Securities Act of 1933, this Registrant's Post-Effective Amendment No. 33 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:



        SIGNATURE                 TITLE                 DATE
        ---------                 -----                 ----

/s/Jerry V. Woodham        Chairman of the        December 28, 1995
-------------------------  Board and President
Jerry V. Woodham

/s/* James C. Jacobsen     Director               December 28, 1995
-------------------------
James C. Jacobsen

/s/* Joseph J. Hunt        Director               December 28, 1995
-------------------------
Joseph J. Hunt

/s/* Donald E. Kiernan     Director               December 28, 1995
-------------------------
Donald E. Kiernan

/s/* Robert M. Cox, Jr.    Director               December 28, 1995
-------------------------
Robert M. Cox, Jr.

/s/* Lyle L. Meyer         Director               December 28, 1995
-------------------------
Lyle L. Meyer

/s/* Ronald D. Winney      Director & Treasurer   December 28, 1995
-------------------------
Ronald D. Winney



*By: /s/ Jerry V. Woodham
     ----------------------
     Jerry V. Woodham
     Attorney-in-fact

                              THE ARCH FUND, INC.


                               Power of Attorney
                               -----------------

          Jerry V. Woodham, whose signature appears below, does hereby constitute and appoint W. Bruce McConnel, III his true and lawful attorney and agent, with full power of substitution and resubstitution, to do any and all acts and things and execute any and all instruments which said attorney and agent may deem necessary or advisable or which may be required to enable The ARCH Fund, Inc. (the "Fund") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Fund's Registration Statement and of any and all amendments (including post-effective amendments) to the Fund's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned on behalf of the Fund and/or as a director and/or officer of the Fund any and all amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney and agent shall do or cause to be done by virtue hereof.



                                 /s/ Jerry V. Woodham
                                 --------------------
                                 Jerry V. Woodham


Date: March 31, 1992

                              THE ARCH FUND, INC.


                               Power of Attorney
                               -----------------

          Joseph J. Hunt, whose signature appears below, does hereby constitute and appoint Jerry V. Woodham and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with full power of substitution and resubstitution, to do any and all acts and things and execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The ARCH Fund, Inc. (the "Fund") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Fund's Registration Statement and of any and all amendments (including post-effective amendments) to the Fund's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned on behalf of the Fund and/or as a director and/or officer of the Fund any and all amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                 /s/ Joseph J. Hunt
                                 ------------------
                                 Joseph J. Hunt


Date:  October 25, 1994

                              THE ARCH FUND, INC.


                               Power of Attorney
                               -----------------

          James C. Jacobsen, whose signature appears below, does hereby constitute and appoint Jerry V. Woodham and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with full power of substitution and resubstitution, to do any and all acts and things and execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The ARCH Fund, Inc. (the "Fund") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Fund's Registration Statement and of any and all amendments (including post-effective amendments) to the Fund's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned on behalf of the Fund and/or as a director and/or officer of the Fund any and all amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                 /s/ James C. Jacobsen
                                 ---------------------
                                 James C. Jacobsen


Date:  October 25, 1994

                              THE ARCH FUND, INC.


                               Power of Attorney
                               -----------------

          Donald E. Kiernan, whose signature appears below, does hereby constitute and appoint Jerry V. Woodham and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with full power of substitution and resubstitution, to do any and all acts and things and execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The ARCH Fund, Inc. (the "Fund") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Fund's Registration Statement and of any and all amendments (including post-effective amendments) to the Fund's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned on behalf of the Fund and/or as a director and/or officer of the Fund any and all amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                 /s/ Donald E. Kiernan
                                 ---------------------
                                 Donald E. Kiernan


Date:  March 31, 1992

                              THE ARCH FUND, INC.


                               Power of Attorney
                               -----------------

          Robert M. Cox, Jr., whose signature appears below, does hereby constitute and appoint Jerry V. Woodham and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with full power of substitution and resubstitution, to do any and all acts and things and execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The ARCH Fund, Inc. (the "Fund") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Fund's Registration Statement and of any and all amendments (including post-effective amendments) to the Fund's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned on behalf of the Fund and/or as a director and/or officer of the Fund any and all amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                 /s/ Robert M. Cox, Jr.
                                 ----------------------
                                 Robert M. Cox, Jr.


Date:  March 31, 1992

                              THE ARCH FUND, INC.


                               Power of Attorney
                               -----------------

          Lyle L. Meyer, whose signature appears below, does hereby constitute and appoint Jerry V. Woodham and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with full power of substitution and resubstitution, to do any and all acts and things and execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The ARCH Fund, Inc. (the "Fund") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Fund's Registration Statement and of any and all amendments (including post-effective amendments) to the Fund's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned on behalf of the Fund and/or as a director and/or officer of the Fund any and all amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                 /s/ Lyle L. Meyer
                                 -----------------
                                 Lyle L. Meyer


Date:  March 31, 1992

                              THE ARCH FUND, INC.


                               Power of Attorney
                               -----------------

          Ronald D. Winney, whose signature appears below, does hereby constitute and appoint Jerry V. Woodham and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with full power of substitution and resubstitution, to do any and all acts and things and execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The ARCH Fund, Inc. (the "Fund") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Fund's Registration Statement and of any and all amendments (including post-effective amendments) to the Fund's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned on behalf of the Fund and/or as a director and/or officer of the Fund any and all amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                 /s/ Ronald D. Winney
                                 --------------------
                                 Ronald D. Winney


Date:  December 1, 1994

                                 EXHIBIT INDEX

Exhibit Number                 Item                               Page
--------------                 ----                               ----
6(f)                Amendment No. 1 to Distribution
                    Agreement between Registrant and
                    The Winsbury Company Limited
                    Partnership dated as of
                    September 29, 1995.

9(k)                Amendment No. 1 to Transfer Agency
                    Agreement between Registrant and
                    BISYS Fund Services Ohio, Inc.
                    dated as of September 29, 1995.

11                  Consent of Drinker Biddle & Reath.

16(e)               Schedule of Computation of Performance
                    Calculations for Trust Shares and
                    Investor A Shares of the Short-
                    Intermediate Municipal Portfolio.

27                  Financial Data Schedules